UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2016

MFS® COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 73.1%
Asset-Backed & Securitized - 11.9%
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.703%, 10/10/17	$85,096	$85,078
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/18	905,924	904,889
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/19	1,200,000	1,198,333
ARI Fleet Lease Trust, “A”, FRN, 0.725%, 1/15/21 (n)	147,230	147,154
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	417,903	416,760
Babson Ltd., CLO, “A1”, FRN, 0.844%, 1/18/21 (n)	238,326	234,819
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.746%, 2/21/17	1,219,237	1,218,776
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	1,009,455	1,008,763
Cent CDO XI Ltd., “A1”, FRN, 0.878%, 4/25/19 (n)	484,691	476,307
Chesapeake Funding LLC, “A”, FRN, 0.872%, 1/07/25 (n)	681,483	681,212
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.922%, 2/07/27 (n)	2,550,000	2,541,885
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17 (n)	1,504,627	1,503,965
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	619,497	631,101
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	734,269	733,759
CNH Wholesale Master Note Trust, “A”, FRN, 1.025%, 8/15/19 (n)	1,444,000	1,442,421
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/23 (n)	1,524,000	1,525,667
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.146%, 9/15/39	400,880	417,320
CWCapital Cobalt Ltd., “A4”, FRN, 5.956%, 5/15/46	564,778	587,228
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	461,874	461,045
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	662,587	660,662
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	852,611	851,921
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	1,031,491	1,028,546
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	406,000	411,417
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	1,602,000	1,623,561
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.825%, 1/15/20	2,500,000	2,489,212
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.806%, 7/20/19	1,700,000	1,698,140
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	622,787	622,258
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/18	1,500,000	1,496,005
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (n)	621,688	621,010
GO Financial Auto Securitization, Trust, 2015-2, “A”, 3.27%, 11/15/18 (z)	895,462	895,012
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.75%, 6/17/21 (n)	458,451	455,143
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.973%, 12/10/27 (n)	928,431	926,533
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	853,750	853,295
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)	2,363,274	2,363,824
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/18	960,000	959,711
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	719,381	734,111
Kingsland III Ltd., “A1”, CDO, FRN, 0.597%, 8/24/21 (n)	231,086	229,870
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.711%, 5/15/21 (n)	675,783	669,739
Kubota Credit Owner Trust, 2014-1A, “A2”, 0.58%, 2/15/17 (n)	67,541	67,517
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	1,569,243	1,567,452
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.745%, 2/15/17	623,053	623,156
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/18	2,200,000	2,196,686
Motor PLC, 2014-1A, “A1”, FRN, 0.906%, 8/25/21 (n)	203,760	203,600
Motor PLC, 2015-1A, “A1”, FRN, 1.026%, 6/25/22 (n)	2,409,000	2,404,760
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.882%, 11/25/25 (z)	596,175	595,758
Navient Student Loan Trust, 2016-AA , “A1”, FRN, 1%, 12/15/25 (n)	990,000	990,000
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (n)	2,327,000	2,325,627
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.725%, 2/15/18	1,300,000	1,300,000
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.825%, 1/15/20	1,140,000	1,140,925
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	908,345	908,616
Suntrust Auto Receivables Trust, 0.99%, 6/15/18 (n)	3,914,924	3,914,924
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	1,812,932	1,811,998

1

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.675%, 5/17/32 (n)	$710,000	$691,137
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.776%, 7/22/19 (n)	2,700,000	2,671,533
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/18 (z)	1,061,000	1,060,892
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	314,121	312,738
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/24 (n)	2,391,000	2,375,228

		$62,968,999
Automotive - 4.6%
American Honda Finance Corp., 1.6%, 7/13/18	$2,000,000	$2,002,140
American Honda Finance Corp., FRN, 1.019%, 9/20/17	460,000	460,115
American Honda Finance Corp., FRN, 0.781%, 5/26/16 (n)	700,000	700,634
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	520,000	525,015
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	1,300,000	1,296,078
Daimler Finance North America LLC, 1.65%, 5/18/18 (n)	2,750,000	2,716,687
Daimler Finance North America LLC, FRN, 1.008%, 8/01/16 (n)	480,000	480,235
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	360,000	362,143
Ford Motor Credit Co. LLC, FRN, 0.982%, 9/08/17	1,860,000	1,829,545
Ford Motor Credit Co. LLC, FRN, 1.556%, 1/09/18	1,770,000	1,750,903
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	570,000	572,117
Hyundai Capital America, 2%, 3/19/18 (n)	2,022,000	2,014,650
Hyundai Capital America, 2.4%, 10/30/18 (n)	640,000	641,039
Nissan Motor Acceptance Corp., FRN, 1.303%, 9/26/16 (n)	1,180,000	1,180,025
Nissan Motor Acceptance Corp., FRN, 0.972%, 3/03/17 (n)	1,000,000	997,722
Toyota Motor Credit Corp., FRN, 1.009%, 1/17/19	1,620,000	1,605,648
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (n)	1,900,000	1,834,727
Volkswagen Group of America Finance LLC, FRN, 0.747%, 5/23/17 (n)	1,260,000	1,232,000
Volkswagen Group of America Finance LLC, FRN, 0.809%, 11/20/17 (n)	1,500,000	1,444,046
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	570,000	562,802

		$24,208,271
Banks & Diversified Financials (Covered Bonds) - 0.5%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	$1,000,000	$1,001,773
National Bank of Canada, 2.2%, 10/19/16 (n)	1,060,000	1,069,667
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	750,000	753,908

		$2,825,348
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$371,000	$369,460

Brokerage & Asset Managers - 0.4%
Franklin Resources, Inc., 1.375%, 9/15/17	$182,000	$182,058
Intercontinental Exchange, Inc., 2.75%, 12/01/20	1,402,000	1,424,320
NYSE Euronext, 2%, 10/05/17	486,000	489,598

		$2,095,976
Business Services - 0.4%
Cisco Systems, Inc., FRN, 0.702%, 3/03/17	$1,800,000	$1,800,409
Fidelity National Information Services, Inc., 2.85%, 10/15/18	450,000	454,746

		$2,255,155
Cable TV - 0.2%
NBCUniversal Enterprise Co., FRN, 1.159%, 4/15/16 (n)	$870,000	$869,955

Chemicals - 1.4%
CF Industries, Inc., 6.875%, 5/01/18	$1,487,000	$1,613,481
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/18 (n)	3,000,000	2,948,418

2

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - continued
Dow Chemical Co., 8.55%, 5/15/19	$2,000,000	$2,340,128
LyondellBasell Industries N.V., 5%, 4/15/19	390,000	411,528

		$7,313,555
Computer Software - 0.5%
Microsoft Corp., 2%, 11/03/20	$2,909,000	$2,937,302

Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.584%, 5/03/18	$910,000	$907,576

Conglomerates - 0.7%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$1,141,000	$1,143,753
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	1,156,000	1,161,305
Roper Industries, Inc., 1.85%, 11/15/17	1,164,000	1,160,865

		$3,465,923
Consumer Products - 1.0%
Mattel, Inc., 1.7%, 3/15/18	$226,000	$224,008
Mattel, Inc., 2.5%, 11/01/16	400,000	403,534
Newell Rubbermaid, Inc., 2.05%, 12/01/17	426,000	422,237
Newell Rubbermaid, Inc., 2.875%, 12/01/19	1,450,000	1,420,165
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	2,890,000	2,897,216

		$5,367,160
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$462,000	$461,344

Electrical Equipment - 0.5%
Amphenol Corp., 1.55%, 9/15/17	$830,000	$828,158
Arrow Electronics, Inc., 3%, 3/01/18	240,000	241,613
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	1,408,000	1,397,778

		$2,467,549
Electronics - 0.6%
Intel Corp., 1.35%, 12/15/17	$1,052,000	$1,056,684
Lam Research Corp., 2.75%, 3/15/20	801,000	790,788
Tyco Electronics Group S.A., 2.375%, 12/17/18	281,000	281,653
Xilinx, Inc., 2.125%, 3/15/19	890,000	889,439

		$3,018,564
Emerging Market Quasi-Sovereign - 0.7%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$730,000	$729,279
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19 (n)	1,170,000	1,167,075
Korea Gas Corp., 2.25%, 7/25/17 (n)	440,000	443,474
Petroleos Mexicanos, 3.125%, 1/23/19	321,000	304,452
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,342,000	1,335,408

		$3,979,688
Energy - Independent - 0.4%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,545,000	$1,560,544
Canadian Natural Resources Ltd., FRN, 0.978%, 3/30/16	840,000	836,274

		$2,396,818
Energy - Integrated - 1.1%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$970,000	$978,423
BP Capital Markets PLC, 2.521%, 1/15/20	806,000	800,726

3

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - continued
Chevron Corp., 0.889%, 6/24/16	$370,000	$370,205
Chevron Corp., 1.104%, 12/05/17	567,000	562,796
Shell International Finance B.V., 1.125%, 8/21/17	550,000	547,555
Shell International Finance B.V., FRN, 0.571%, 11/15/16	1,800,000	1,798,115
Total Capital International S.A., 1.5%, 2/17/17	600,000	600,132

		$5,657,952
Financial Institutions - 0.2%
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	$540,000	$544,137
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	405,000	401,118

		$945,255
Food & Beverages - 4.5%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/19	$1,392,000	$1,394,564
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21	1,465,000	1,473,954
Anheuser-Busch InBev Finance, Inc., FRN, 2.15%, 2/01/19	960,000	966,315
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	1,164,000	1,163,644
Diageo Capital PLC, 1.5%, 5/11/17	850,000	851,641
General Mills, Inc., 1.4%, 10/20/17	2,300,000	2,300,014
H.J. Heinz Co., 1.6%, 6/30/17 (n)	1,550,000	1,549,698
Ingredion, Inc., 1.8%, 9/25/17	314,000	312,591
J.M. Smucker Co., 1.75%, 3/15/18	1,000,000	1,000,573
Kellogg Co., 4.45%, 5/30/16	320,000	323,760
Kraft Foods Group, Inc., 6.125%, 8/23/18	1,560,000	1,716,778
Mead Johnson Nutrition Co., 3%, 11/15/20	394,000	399,920
Molson Coors Brewing Co., 2%, 5/01/17	778,000	780,291
PepsiCo, Inc., 2.5%, 5/10/16	970,000	975,049
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	2,830,000	2,858,750
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	600,000	604,907
SABMiller Holdings, Inc., FRN, 1.018%, 8/01/18 (n)	1,530,000	1,518,675
Tyson Foods, Inc., 6.6%, 4/01/16	1,400,000	1,412,928
Tyson Foods, Inc., 2.65%, 8/15/19	869,000	875,642
Want Want China Finance Co., 1.875%, 5/14/18 (n)	680,000	670,632
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	791,000	791,250
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	96,000	96,813

		$24,038,389
Food & Drug Stores - 0.8%
CVS Health Corp., 1.2%, 12/05/16	$550,000	$549,850
CVS Health Corp., 1.9%, 7/20/18	2,000,000	2,008,160
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,700,000	1,695,719

		$4,253,729
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$580,000	$583,970

Insurance - 1.7%
American International Group, Inc., 2.3%, 7/16/19	$2,320,000	$2,328,036
MetLife Global Funding I, FRN, 0.996%, 4/10/17 (n)	1,700,000	1,697,804
Metropolitan Life Global Funding I, 2%, 4/14/20 (n)	2,200,000	2,165,233
Metropolitan Life Global Funding I, 1.152%, 7/15/16 (n)	980,000	980,679
Prudential Financial, Inc., FRN, 1.141%, 8/15/18	1,250,000	1,246,456
Voya Financial, Inc., 2.9%, 2/15/18	423,000	429,096

		$8,847,304

4

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 11/15/17	$100,000	$99,903
UnitedHealth Group, Inc., 1.45%, 7/17/17	1,210,000	1,213,566

		$1,313,469
Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	$1,300,000	$1,304,644

International Market Quasi-Sovereign - 2.3%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$1,150,000	$1,155,226
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	1,110,000	1,112,059
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	590,000	597,712
Electricite de France, 2.15%, 1/22/19 (n)	1,200,000	1,204,291
FMS Wertmanagement, 0.625%, 4/18/16	1,020,000	1,019,980
KFW Government Development Banks, 1.125%, 11/16/18	1,200,000	1,197,673
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	560,000	559,899
Kommunalbanken A.S., 1%, 3/15/18 (n)	330,000	329,267
Kommunalbanken A.S., FRN, 0.451%, 10/31/16 (n)	160,000	160,035
Municipality Finance PLC, 2.375%, 5/16/16	1,180,000	1,185,712
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	230,000	230,034
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	1,570,000	1,580,629
Statoil A.S.A., 1.8%, 11/23/16	350,000	351,514
Statoil A.S.A., FRN, 0.651%, 5/15/18	852,000	841,042
Statoil A.S.A., FRN, 0.803%, 11/08/18	490,000	484,292

		$12,009,365
International Market Sovereign - 0.6%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$1,070,000	$1,069,402
Kingdom of Denmark, 0.875%, 3/20/17 (n)	500,000	500,866
Kingdom of Sweden, 1%, 2/27/18 (n)	1,100,000	1,100,657
Republic of Iceland, 4.875%, 6/16/16 (n)	334,000	339,017

		$3,009,942
Internet - 0.1%
Baidu, Inc., 2.75%, 6/09/19	$539,000	$538,269

Local Authorities - 0.6%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$1,400,000	$1,403,878
Kommuninvest i Sverige AB, 0.875%, 12/13/16 (n)	450,000	450,326
Province of Ontario, 1.1%, 10/25/17	1,110,000	1,109,364

		$2,963,568
Major Banks - 7.7%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$1,420,000	$1,459,220
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)	2,750,000	2,743,516
ABN AMRO Bank N.V., FRN, 0.862%, 6/06/16 (n)	1,130,000	1,129,884
Bank of Montreal, 1.45%, 4/09/18	3,010,000	2,999,923
BNP Paribas, 2.7%, 8/20/18	1,090,000	1,111,864
BNP Paribas, FRN, 1.092%, 12/12/16	280,000	280,083
BNP Paribas, FRN, 1.005%, 3/17/17	600,000	599,258
Canadian Imperial Bank of Commerce, FRN, 1.139%, 7/18/16	840,000	840,932
Commonwealth Bank of Australia, 1.75%, 11/02/18	1,000,000	997,344
Commonwealth Bank of Australia, FRN, 1.069%, 9/20/16 (n)	1,020,000	1,020,864
Commonwealth Bank of Australia, FRN, 0.862%, 3/13/17 (n)	410,000	409,649
Commonwealth Bank of Australia, FRN, 0.732%, 9/08/17 (n)	1,800,000	1,792,813
DBS Bank Ltd., 2.35%, 2/28/17 (n)	770,000	776,838

5

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	$1,135,000	$1,157,395
HSBC Bank PLC, 3.1%, 5/24/16 (n)	310,000	312,256
HSBC Bank PLC, FRN, 1.001%, 5/15/18 (n)	1,294,000	1,289,225
Huntington National Bank, FRN, 1.043%, 4/24/17	1,910,000	1,901,111
ING Bank N.V., 1.8%, 3/16/18 (n)	3,100,000	3,101,045
ING Bank N.V., 3.75%, 3/07/17 (n)	424,000	434,480
ING Bank N.V., FRN, 1.402%, 3/07/16 (n)	540,000	540,170
Mizuho Bank Ltd., FRN, 1.053%, 9/25/17 (n)	1,800,000	1,789,396
Nordea Bank AB, FRN, 0.819%, 5/13/16 (n)	1,000,000	1,000,666
Nordea Bank AB, FRN, 0.972%, 4/04/17 (n)	410,000	409,310
PNC Bank N.A., 1.3%, 10/03/16	790,000	791,538
PNC Bank N.A., 1.15%, 11/01/16	1,200,000	1,200,728
PNC Bank N.A., 1.5%, 10/18/17	1,240,000	1,239,639
PNC Bank N.A., 1.6%, 6/01/18	1,750,000	1,749,981
PNC Bank N.A., 2.25%, 7/02/19	1,140,000	1,148,480
Sumitomo Mitsui Banking Corp., FRN, 0.941%, 7/11/17	1,400,000	1,391,839
Toronto-Dominion Bank, 1.75%, 7/23/18	2,500,000	2,505,355
Wells Fargo & Co., FRN, 0.722%, 9/08/17	1,880,000	1,870,696
Wells Fargo Bank N.A., FRN, 1.342%, 1/22/18	600,000	600,706

		$40,596,204
Medical & Health Technology & Services - 1.1%
Baxter International, Inc., 1.85%, 1/15/17	$390,000	$392,008
Becton, Dickinson and Co., 1.75%, 11/08/16	300,000	300,809
Becton, Dickinson and Co., 1.45%, 5/15/17	420,000	419,539
Becton, Dickinson and Co., 1.8%, 12/15/17	1,500,000	1,501,473
Catholic Health Initiatives, 1.6%, 11/01/17	400,000	399,446
Covidien International Finance S.A., 6%, 10/15/17	401,000	430,456
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	870,000	871,349
McKesson Corp., 3.25%, 3/01/16	470,000	470,867
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	840,000	843,351

		$5,629,298
Medical Equipment - 0.5%
Medtronic, Inc., 1.5%, 3/15/18	$260,000	$260,466
Zimmer Holdings, Inc., 2%, 4/01/18	2,400,000	2,392,406

		$2,652,872
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	$890,000	$745,375
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	420,000	268,800
Glencore Funding LLC, 2.125%, 4/16/18 (n)	900,000	759,718
Glencore Funding LLC, FRN, 1.566%, 5/27/16 (n)	1,520,000	1,489,988

		$3,263,881
Midstream - 0.9%
Energy Transfer Partners LP, 2.5%, 6/15/18	$600,000	$549,051
EnLink Midstream Partners LP, 2.7%, 4/01/19	430,000	334,992
Enterprise Products Operating LP, 6.5%, 1/31/19	930,000	1,003,140
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	660,000	636,596
ONEOK Partners LP, 3.2%, 9/15/18	790,000	724,225
TransCanada PipeLines Ltd., 1.875%, 1/12/18	522,000	512,578
TransCanada PipeLines Ltd., FRN, 1.283%, 6/30/16	1,190,000	1,187,313

		$4,947,895

6

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 1.4%
Fannie Mae, 3%, 10/01/30	$661,096	$689,516
Fannie Mae, 5.195%, 2/01/16	15,644	15,638
Fannie Mae, 1.114%, 2/25/17	734,275	735,821
Fannie Mae, 4.5%, 4/01/24	669,034	711,373
Fannie Mae, 4%, 3/01/25	73,169	78,083
Fannie Mae, 4.5%, 5/01/25	247,693	268,459
Fannie Mae, 3%, 4/01/30	72,756	75,884
Fannie Mae, FRN, 0.505%, 12/25/17	644,859	642,750
Fannie Mae, FRN, 0.464%, 5/25/18	810,507	804,772
Freddie Mac, 1.655%, 11/25/16	206,236	206,578
Freddie Mac, 1.426%, 8/25/17	221,830	222,320
Freddie Mac, 4%, 7/01/25	486,034	518,599
Freddie Mac, 3.5%, 8/01/26	611,943	647,220
Freddie Mac, 2.5%, 7/01/28 (f)	1,533,693	1,574,333

		$7,191,346
Natural Gas - Distribution - 0.1%
Engie, 1.625%, 10/10/17 (n)	$740,000	$739,572

Network & Telecom - 2.1%
AT&T, Inc., 2.4%, 8/15/16	$160,000	$161,076
AT&T, Inc., 2.45%, 6/30/20	730,000	721,891
AT&T, Inc., FRN, 0.741%, 2/12/16	140,000	139,991
AT&T, Inc., FRN, 1.316%, 11/27/18	1,570,000	1,569,614
British Telecommunications PLC, 2.35%, 2/14/19	1,090,000	1,097,034
DIRECTV Holdings LLC, 2.4%, 3/15/17	520,000	525,237
Verizon Communications, Inc., 1.35%, 6/09/17	580,000	579,317
Verizon Communications, Inc., 6.1%, 4/15/18	2,100,000	2,288,729
Verizon Communications, Inc., FRN, 2.042%, 9/15/16	1,850,000	1,860,891
Verizon Communications, Inc., FRN, 1.295%, 6/17/19	2,433,000	2,411,188

		$11,354,968
Oil Services - 0.5%
Schlumberger Holdings Corp., 1.9%, 12/21/17 (n)	$2,000,000	$1,993,020
Transocean, Inc., 5.8%, 12/15/16	650,000	630,500

		$2,623,520
Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/18	$2,174,000	$2,137,777

Other Banks & Diversified Financials - 8.1%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$439,000	$452,338
American Express Credit Corp., 2.8%, 9/19/16	420,000	424,745
Banco Santander Chile, FRN, 1.516%, 4/11/17 (n)	1,410,000	1,401,188
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.856%, 2/26/16 (n)	550,000	549,971
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 1.087%, 9/09/16 (n)	1,320,000	1,320,944
Banque Federative du Credit Mutuel, FRN, 1.471%, 10/28/16 (n)	420,000	420,763
Banque Federative du Credit Mutuel, FRN, 1.473%, 1/20/17 (n)	1,010,000	1,012,749
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (n)	4,000,000	3,999,368
BPCE S.A., 1.625%, 1/26/18	1,430,000	1,425,221
Capital One Bank (USA) N.A., FRN, 1.013%, 2/05/18	2,200,000	2,190,879
Capital One Financial Corp., 2.45%, 4/24/19	420,000	420,589
Citizens Bank N.A., 2.3%, 12/03/18	1,400,000	1,405,417
Discover Bank, 3.1%, 6/04/20	1,190,000	1,195,616
Fifth Third Bancorp, 1.35%, 6/01/17	1,800,000	1,797,727

7

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Fifth Third Bancorp, 2.3%, 3/01/19	$364,000	$365,265
First Republic Bank, 2.375%, 6/17/19	278,000	278,332
Groupe BPCE S.A., 2.5%, 12/10/18	920,000	934,665
Groupe BPCE S.A., FRN, 1.868%, 4/25/16	1,700,000	1,703,334
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	660,000	662,526
Lloyds Bank PLC, 1.75%, 5/14/18	2,950,000	2,951,227
Lloyds Bank PLC, 2.3%, 11/27/18	630,000	636,388
Macquarie Bank Ltd., FRN, 1.249%, 10/27/17 (n)	1,900,000	1,890,219
National Bank of Canada, FRN, 1.342%, 12/14/18	3,200,000	3,191,562
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	480,000	480,476
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/20 (n)	2,200,000	2,211,744
Svenska Handelsbanken AB, 2.875%, 4/04/17	566,000	576,431
Svenska Handelsbanken AB, FRN, 1.019%, 3/21/16	1,290,000	1,290,731
Svenska Handelsbanken AB, FRN, 1.063%, 9/23/16	250,000	250,329
Swedbank AB, 2.125%, 9/29/17 (n)	2,462,000	2,484,746
Union Bank, 3%, 6/06/16	280,000	282,062
Westpac Banking Corp., 2%, 8/14/17	400,000	403,390
Westpac Banking Corp., 1.55%, 5/25/18	3,000,000	2,990,421
Westpac Banking Corp., FRN, 0.697%, 5/19/17	1,000,000	998,665

		$42,600,028
Pharmaceuticals - 3.3%
AbbVie, Inc., 1.8%, 5/14/18	$2,500,000	$2,492,718
Actavis Funding SCS, 2.35%, 3/12/18	1,305,000	1,310,999
Actavis Funding SCS, 3%, 3/12/20	1,058,000	1,070,937
Allergan PLC, 1.875%, 10/01/17	330,000	329,939
Amgen, Inc., 2.3%, 6/15/16	440,000	442,298
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	1,860,000	1,864,444
Biogen, Inc., 2.9%, 9/15/20	940,000	946,635
Bristol-Myers Squibb Co., 0.875%, 8/01/17	1,087,000	1,085,210
Celgene Corp., 2.125%, 8/15/18	1,410,000	1,413,525
EMD Finance LLC, 1.7%, 3/19/18 (n)	3,000,000	2,986,299
Gilead Sciences, Inc., 1.85%, 9/04/18	1,310,000	1,320,087
Mylan, Inc., 1.8%, 6/24/16	790,000	790,912
Mylan, Inc., 1.35%, 11/29/16	205,000	203,566
Sanofi, 1.25%, 4/10/18	1,400,000	1,401,399

		$17,658,968
Printing & Publishing - 0.3%
Pearson PLC, 4%, 5/17/16 (n)	$1,000,000	$1,007,760
Thomson Reuters Corp., 0.875%, 5/23/16	740,000	739,603

		$1,747,363
Real Estate - Healthcare - 0.1%
Ventas Realty LP, REIT, 1.55%, 9/26/16	$470,000	$470,804
Welltower, Inc., REIT, 2.25%, 3/15/18	264,000	264,861

		$735,665
Real Estate - Office - 0.2%
Mack-Cali Realty LP, 2.5%, 12/15/17	$330,000	$330,913
Vornado Realty LP, REIT, 2.5%, 6/30/19	595,000	589,140

		$920,053
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$302,000	$301,265
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	670,000	666,437

		$967,702

8

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Restaurants - 0.2%
McDonald’s Corp., 2.1%, 12/07/18	$830,000	$837,325

Retailers - 0.5%
Dollar General Corp., 4.125%, 7/15/17	$1,760,000	$1,817,673
Dollar General Corp., 1.875%, 4/15/18	195,000	193,943
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	300,000	301,420
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	421,000	419,640

		$2,732,676
Specialty Chemicals - 0.3%
Air Products & Chemicals, Inc., 2%, 8/02/16	$174,000	$175,063
Airgas, Inc., 2.95%, 6/15/16	700,000	703,571
Airgas, Inc., 3.05%, 8/01/20	700,000	707,120

		$1,585,754
Supranational - 0.9%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$1,370,000	$1,364,863
Corporacion Andina de Fomento, 1.5%, 8/08/17	1,300,000	1,302,847
Corporacion Andina de Fomento, FRN, 1.168%, 1/29/18	520,000	518,027
International Bank for Reconstruction and Development, 0.5%, 4/15/16	1,500,000	1,499,717

		$4,685,454
Telecommunications - Wireless - 0.4%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$262,000	$262,652
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	900,000	886,395
SBA Tower Trust, 2.898%, 10/15/19 (n)	878,000	880,271

		$2,029,318
Telephone Services - 0.1%
Qwest Corp., 6.5%, 6/01/17	$700,000	$733,250

Tobacco - 0.7%
Imperial Tobacco Finance PLC, 2.05%, 7/20/18 (n)	$1,456,000	$1,457,766
Reynolds American, Inc., 3.5%, 8/04/16	370,000	373,663
Reynolds American, Inc., 2.3%, 6/12/18	1,700,000	1,716,318

		$3,547,747
Transportation - Services - 0.6%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$330,000	$330,115
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	302,000	305,203
TTX Co., 2.6%, 6/15/20 (n)	2,400,000	2,392,966

		$3,028,284
U.S. Government Agencies and Equivalents - 1.1%
AID-Ukraine, 1.844%, 5/16/19	$296,000	$299,346
AID-Ukraine, 1.847%, 5/29/20	3,000,000	3,042,126
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	750,000	764,413
Private Export Funding Corp., 1.875%, 7/15/18	1,120,000	1,140,773
Small Business Administration, 2.25%, 7/01/21	514,812	528,157

		$5,774,815
U.S. Treasury Obligations - 0.9%
U.S. Treasury Notes, 0.625%, 9/30/17	$5,000,000	$4,988,280

Utilities - Electric Power - 3.3%
American Electric Power Co., Inc., 1.65%, 12/15/17	$398,000	$395,892
Dominion Resources, Inc., 1.95%, 8/15/16	880,000	883,809

9

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - 3.3%
Dominion Resources, Inc., 2.5%, 12/01/19	$1,600,000	$1,609,978
Duke Energy Corp., 1.625%, 8/15/17	209,000	208,525
Duke Energy Corp., FRN, 0.992%, 4/03/17	1,060,000	1,053,704
Duke Energy Indiana, Inc., FRN, 0.966%, 7/11/16	370,000	369,988
Enel Finance International S.A., 6.25%, 9/15/17 (n)	750,000	800,907
Eversource Energy, 1.6%, 1/15/18	2,000,000	1,992,252
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	2,003,000	2,011,367
PG&E Corp., 2.4%, 3/01/19	660,000	663,521
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	1,240,000	1,245,750
PSEG Power LLC, 2.75%, 9/15/16	360,000	363,216
Southern Co., 2.45%, 9/01/18	630,000	635,522
Southern Power Co., 1.85%, 12/01/17	1,370,000	1,372,674
Virginia Electric and Power Co., 1.2%, 1/15/18	700,000	694,525
Xcel Energy, Inc., 1.2%, 6/01/17	3,000,000	2,987,106

		$17,288,736
Total Bonds		$386,373,250

Short-Term Obligations (y) - 9.0%
Barclays U.S. Funding Corp., 0.35%, due 2/01/16	$3,085,000	$3,085,000
Emerson Electric Co., 0.36%, due 2/09/16	4,250,000	4,249,660
Fannie Mae, 0.20%, due 2/02/16	2,069,000	2,068,989
Freddie Mac, 0.18%, due 2/01/16	33,716,000	33,716,000
General Electric Co., 0.30%, due 2/03/16	4,200,000	4,199,930
Total Short-Term Obligations		$47,319,579

Money Market Funds - 5.8%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	30,421,895	$30,421,895
Total Investments		$464,114,724

Other Assets, Less Liabilities - 12.1%		64,164,534
Net Assets - 100.0%		$528,279,258

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $152,983,642 representing 29.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
GO Financial Auto Securitization, Trust, 2015-2, “A”, 3.27%, 11/15/18		$895,459	$895,012
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.882%, 11/25/25		596,174	595,758
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/18		1,060,892	1,060,892
Total Restricted Securities			$2,551,662
% of Net assets			0.5%

10

Consolidated Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/16

Futures Contracts at 1/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	37	$4,464,859	March - 2016	$(74,862)

Swap Agreements at 1/31/16

Expiration	Notional Amount			Counterparty	Cash Flows to Receive/Pay	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
2/9/16	USD	22,275,351 (Long	)	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	$1,361
3/14/16	USD	5,264,276 (Long	)	Citibank N.A.	BCOMGCTR (floating rate)	0.10% (floating rate)	201,346
4/18/16	USD	11,955,035 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMTR (floating rate)	0.12% (floating rate)	746
4/18/16	USD	55,790,163 (Long	)	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.09% (floating rate)	3,371
4/18/16	USD	55,790,163 (Short	)	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	3,614
5/17/16	USD	2,229,446 (Long	)	Goldman Sachs International	BCOMGCTR (floating rate)	0.09% (floating rate)	126
5/17/16	USD	5,044,616 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMCTTR (floating rate)	0.18% (floating rate)	341
5/17/16	USD	7,553,285 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMTR (floating rate)	0.12% (floating rate)	471
5/17/16	USD	13,433,682 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	846
5/17/16	USD	37,766,423 (Long	)	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.09% (floating rate)	2,282
5/17/16	USD	45,319,707 (Long	)	Goldman Sachs International	BCOMTR (floating rate)	0.09% (floating rate)	2,738
7/18/16	USD	5,398,273 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMSMT (floating rate)	0.25% (floating rate)	369
8/1/16	USD	2,710,007 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMCTTR (floating rate)	0.18% (floating rate)	184
9/12/16	USD	8,759,809 (Long	)	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.09% (floating rate)	529
9/12/16	USD	15,375,075 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	967
9/19/16	USD	2,873,473 (Long	)	JPMorgan Chase Bank N.A	BCOMSITR (floating rate)	0.10% (floating rate)	167
10/3/16	USD	19,625,313 (Long	)	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.13% (floating rate)	1,236
10/31/16	USD	10,616,352 (Long	)	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	648
11/21/16	USD	1,748,185 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMSMT (floating rate)	0.25% (floating rate)	120
11/21/16	USD	5,256,992 (Long	)	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.09% (floating rate)	318
11/21/16	USD	9,271,467 (Long	)	Goldman Sachs International	BCOMSBTR (floating rate)	0.16% (floating rate)	688
12/1/16	USD	35,037,115 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	2,206
12/19/16	USD	14,107,581 (Long	)	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.09% (floating rate)	852
12/19/16	USD	18,028,595 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	1,136
1/18/17	USD	5,016,067 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMBOTR (floating rate)	0.20% (floating rate)	333
1/18/17	USD	6,970,506 (Long	)	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.09% (floating rate)	308
1/18/17	USD	7,501,984 (Long	)	Goldman Sachs International	BCOMCNTR (floating rate)	0.16% (floating rate)	463
2/6/17	USD	22,847,805 (Long	)	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.13% (floating rate)	24

							$227,790

11

Consolidated Portfolio of Investments (unaudited) – continued

Swap Agreements at 1/31/16 - continued

Expiration	Notional Amount			Counterparty	Cash Flows to Receive/Pay	Cash Flows to Pay	Fair Value
Liability Derivatives
Total Return Swap Agreements
5/17/16	USD	1,261,156 (Short	)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	0.08% (floating rate)	$(232)
5/17/16	USD	2,637,930 (Short	)	Goldman Sachs International	BCOMCLTR (floating rate)	0.07% (floating rate)	(472)
5/17/16	USD	2,641,160 (Short	)	Goldman Sachs International	BCOMCOT (floating rate)	0.07% (floating rate)	(457)
5/17/16	USD	15,999,317 (Long	)	Citibank N.A.	BCOMTR (floating rate)	0.11% (floating rate)	(135,887)
8/22/16	USD	14,655,102 (Long	)	Citibank N.A.	BCOMF3T (floating rate)	0.15% (floating rate)	(95,733)
10/18/16	USD	1,908,226 (Short	)	Morgan Stanley Capital Services, Inc.	BCOMHOTR (floating rate)	0.08% (floating rate)	(356)
10/31/16	USD	3,585,947 (Short	)	Morgan Stanley Capital Services, Inc.	BCOMNGTR (floating rate)	0.05% (floating rate)	(468)
11/21/16	USD	4,760,820 (Short	)	Citibank N.A.	BCOMKWT (floating rate)	0.10% (floating rate)	(962)
12/19/16	USD	4,036,224 (Short	)	Morgan Stanley Capital Services, Inc.	BCOMRBTR (floating rate)	0.07% (floating rate)	(728)
12/19/16	USD	8,461,961 (Short	)	Goldman Sachs International	BCOMLHTR (floating rate)	0.12% (floating rate)	(1,828)
2/14/17	USD	36,986,097 (Long	)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	0.13% (floating rate)	(1,072)
2/28/17	USD	4,053,835 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMLCTR (floating rate)	0.16% (floating rate)	(66)
2/28/17	USD	5,072,445 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMBOTR (floating rate)	0.20% (floating rate)	(89)
2/28/17	USD	26,952,848 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	0.09% (floating rate)	(388)

							$(238,738)

At January 31, 2016, the fund had cash collateral of $70,616,471 and liquid securities with an aggregate value of $49,000 to cover any commitments for certain derivative contracts.

The following abbreviations are used in this report and are defined:

BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.

12

Consolidated Portfolio of Investments (unaudited) – continued

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Principles of Consolidation – The fund gains exposure to the commodities markets by primarily investing the fund’s assets in the MFS Commodity Strategy Portfolio, a whollyowned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, the Subsidiary gains exposure to the commodities market by investing primarily in commodity-linked futures, options, and swaps, instead of commodity linked-notes.

The fund may also gain exposure to the commodities markets by investing the fund’s assets directly in commodity-linked notes. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. The fund’s initial investment in the Subsidiary occurred on May 16, 2014. As of January 31, 2016, the Subsidiary’s net assets were $110,857,690, which represented 21.0% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

14

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$10,763,095	$—	$10,763,095
Non-U.S. Sovereign Debt	—	23,684,448	—	23,684,448
U.S. Corporate Bonds	—	158,607,975	—	158,607,975
Residential Mortgage-Backed Securities	—	7,882,484	—	7,882,484
Commercial Mortgage-Backed Securities	—	2,369,759	—	2,369,759
Asset-Backed Securities (including CDOs)	—	59,908,089	—	59,908,089
Foreign Bonds	—	123,157,400	—	123,157,400
Short Term Securities		47,319,579		47,319,579
Mutual Funds	30,421,895	—	—	30,421,895
Total Investments	$30,421,895	$433,692,829	$—	$464,114,724

Other Financial Instruments
Futures Contracts	$(74,862)	$—	$—	$(74,862)
Swap Agreements	—	(10,948)	—	(10,948)

For further information regarding security characteristics, see the Consolidated Portfolio of Investments.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.

15

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$551,938,096
Gross unrealized appreciation	867,687
Gross unrealized depreciation	(88,691,059)
Net unrealized appreciation (depreciation)	$(87,823,372)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	60,128,667	57,732,740	(87,439,512)	30,421,895

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,739	$30,421,895

16

QUARTERLY REPORT

January 31, 2016

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 67.5%
Aerospace - 1.2%
General Dynamics Corp.	10,709	$1,432,540
Honeywell International, Inc.	1,597	164,810
L-3 Communications Holdings, Inc.	2,494	291,390
Northrop Grumman Corp.	19,253	3,562,960
Orbital ATK, Inc.	2,528	228,101
Rockwell Collins, Inc.	3,414	276,124
Rolls-Royce Holdings PLC	113,964	909,720
Saab AB, “B”	15,553	469,770
TransDigm Group, Inc. (a)	3,188	716,436
United Technologies Corp.	11,889	1,042,546

		$9,094,397
Airlines - 0.1%
Alaska Air Group, Inc.	2,153	$151,571
Delta Air Lines, Inc.	4,672	206,923
Stagecoach Group PLC	106,877	425,146

		$783,640
Alcoholic Beverages - 1.1%
AmBev S.A., ADR	30,894	$144,275
Constellation Brands, Inc., “A”	13,987	2,132,738
Heineken N.V.	22,008	1,913,791
Molson Coors Brewing Co.	2,080	188,198
Pernod Ricard S.A.	31,898	3,743,223

		$8,122,225
Apparel Manufacturers - 0.8%
Burberry Group PLC	6,466	$110,100
Christian Dior S.A.	1,292	218,802
Global Brands Group Holding Ltd. (a)	316,000	48,230
Hanesbrands, Inc.	7,745	236,765
LVMH Moet Hennessy Louis Vuitton S.A.	17,516	2,823,640
NIKE, Inc., “B”	33,525	2,078,885
PVH Corp.	3,591	263,508
Sequential Brands Group, Inc. (a)	13,793	88,827

		$5,868,757
Automotive - 1.0%
BorgWarner Transmission Systems, Inc.	4,019	$117,998
Delphi Automotive PLC	2,504	162,610
DENSO Corp.	10,600	460,055
Fenix Parts, Inc. (a)	59,022	295,110
Ford Otomotiv Sanayi S.A.	13,622	149,125
Gentex Corp.	30,219	413,698
GKN PLC	118,787	473,346
Goodyear Tire & Rubber Co.	79,420	2,256,322
Guangzhou Automobile Group Co. Ltd., “H”	490,000	408,885
Harley-Davidson, Inc.	5,078	203,120
Horizon Global Corp. (a)	6,517	62,237
Lear Corp.	3,557	369,323
LKQ Corp. (a)	22,140	606,636
Mobileye N.V. (a)	1,969	53,419

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Automotive - continued
Stanley Electric Co. Ltd.	10,400	$228,096
Tofas Turk Otomobil Fabriikasi A.S.	26,196	180,929
USS Co. Ltd.	93,900	1,439,431

		$7,880,340
Biotechnology - 1.0%
Acadia Pharmaceuticals, Inc. (a)	2,420	$50,070
Aduro Biotech, Inc. (a)	1,972	28,555
Alder Biopharmaceuticals, Inc. (a)	1,896	45,845
Alexion Pharmaceuticals, Inc. (a)	11,395	1,662,872
Alnylam Pharmaceuticals, Inc. (a)	1,019	70,250
AMAG Pharmaceuticals, Inc. (a)	5,407	123,874
Amgen, Inc.	6,424	981,138
Amicus Therapeutics, Inc. (a)	9,119	55,079
Celgene Corp. (a)	10,843	1,087,770
Chiasma, Inc. (a)	3,219	33,156
Exact Sciences Corp. (a)	7,182	47,186
Gilead Sciences, Inc.	34,188	2,837,604
Ionis Pharmaceuticals, Inc. (a)	4,265	166,036
MiMedx Group, Inc. (a)	13,120	109,158
NantKwest, Inc. (a)	2,319	23,886
Neurocrine Biosciences, Inc. (a)	1,555	66,165
Novavax, Inc. (a)	8,241	42,441
Seres Therapeutics, Inc. (a)	1,742	46,912
Tesaro, Inc. (a)	3,608	124,620
VTV Therapeutics, Inc. (a)	5,717	41,448

		$7,644,065
Broadcasting - 0.5%
Discovery Communications, Inc., “A” (a)	6,657	$183,667
Havas S.A.	58,438	467,195
Interpublic Group of Companies, Inc.	7,366	165,293
Live Nation, Inc. (a)	18,602	422,265
Nielsen Holdings PLC	7,018	337,987
ProSiebenSat.1 Media SE	4,599	228,703
Time Warner, Inc.	19,136	1,347,940
Twenty-First Century Fox, Inc.	4,535	122,309
WPP Group PLC	18,135	394,705

		$3,670,064
Brokerage & Asset Managers - 1.4%
Affiliated Managers Group, Inc. (a)	906	$121,576
Apollo Global Management, “A”	5,798	78,737
BlackRock, Inc.	4,308	1,353,832
Computershare Ltd.	100,279	750,247
Credit Suisse Group AG	27,778	494,448
Franklin Resources, Inc.	2,143	74,276
IG Group Holdings PLC	64,005	670,498
Intercontinental Exchange, Inc.	9,479	2,500,560
NASDAQ, Inc.	57,214	3,547,268
NorthStar Asset Management Group, Inc.	10,084	116,369
Schroders PLC	15,964	625,549
TD Ameritrade Holding Corp.	4,744	130,840

		$10,464,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 5.1%
Accenture PLC, “A”	55,951	$5,905,069
Amadeus IT Holding S.A.	100,043	4,108,113
Amdocs Ltd.	4,188	229,251
Ashtead Group PLC	32,786	423,821
Brenntag AG	4,926	241,389
Bright Horizons Family Solutions, Inc. (a)	25,940	1,820,210
Bunzl PLC	73,319	1,962,004
Cerved Information Solutions S.p.A.	1,074	8,851
Cognizant Technology Solutions Corp., “A” (a)	54,156	3,428,616
Compass Group PLC	330,627	5,699,423
CoStar Group, Inc. (a)	1,534	269,018
Equifax, Inc.	6,228	658,922
Fidelity National Information Services, Inc.	30,954	1,848,882
First Data Corp. (a)	7,008	93,697
Fiserv, Inc. (a)	8,081	764,139
FleetCor Technologies, Inc. (a)	10,330	1,268,937
Forrester Research, Inc.	5,869	187,632
Gartner, Inc. (a)	20,465	1,798,669
Global Payments, Inc.	47,299	2,788,276
Intertek Group PLC	16,200	656,854
Jones Lang LaSalle, Inc.	6,954	978,567
Mitsubishi Corp.	10,300	164,908
Nomura Research Institute Ltd.	18,250	662,664
RE/MAX Holdings, Inc., “A”	7,154	249,102
Realogy Holdings Corp. (a)	14,980	491,344
Resources Connection, Inc.	21,861	330,320
SGS S.A.	471	915,114
Sodexo	7,643	756,315
Travelport Worldwide Ltd.	17,945	195,421
Tyler Technologies, Inc. (a)	355	55,756
Ultimate Software Group, Inc. (a)	1,447	254,137
Univar, Inc. (a)	30,756	390,909
WNS (Holdings) Ltd., ADR (a)	6,827	195,867

		$39,802,197
Cable TV - 0.5%
Charter Communications, Inc., “A” (a)	4,217	$722,625
Comcast Corp., “A”	50,954	2,838,647
Time Warner Cable, Inc.	557	101,380

		$3,662,652
Chemicals - 1.4%
3M Co.	8,244	$1,244,844
Celanese Corp.	2,908	185,152
E.I. du Pont de Nemours & Co.	1,532	80,828
Givaudan S.A.	918	1,715,383
LyondellBasell Industries N.V., “A”	55,048	4,292,093
Monsanto Co.	6,635	601,131
Orica Ltd.	49,091	500,037
PPG Industries, Inc.	19,186	1,824,972
Victrex PLC	13,988	309,341

		$10,753,781
Computer Software - 1.4%
Adobe Systems, Inc. (a)	16,078	$1,433,032
Aspen Technology, Inc. (a)	6,171	200,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Cadence Design Systems, Inc. (a)	52,299	$1,022,968
Dassault Systemes S.A.	1,655	128,272
Enghouse Systems Ltd.	1,265	54,279
Intuit, Inc.	16,310	1,557,768
Manhattan Associates, Inc. (a)	1,007	58,054
OBIC Co. Ltd.	39,700	2,056,402
Oracle Corp.	32,040	1,163,372
Qlik Technologies, Inc. (a)	13,279	332,506
Rovi Corp. (a)	4,593	89,380
Salesforce.com, Inc. (a)	14,805	1,007,628
Symantec Corp.	7,057	140,011
VeriSign, Inc. (a)	19,455	1,470,798

		$10,714,657
Computer Software - Systems - 1.9%
2U, Inc. (a)	8,159	$164,730
Apple, Inc. (s)	37,065	3,607,907
Brother Industries Ltd.	31,000	312,466
Constellation Software, Inc.	86	31,308
Cvent, Inc. (a)	12,355	326,296
Demandware, Inc. (a)	3,949	167,556
Fleetmatics Group PLC (a)	3,762	163,308
Hewlett Packard Enterprise	8,029	110,479
HP, Inc.	23,484	228,030
IMS Health Holdings, Inc. (a)	20,815	481,243
Ingram Micro, Inc., “A”	72,251	2,037,478
International Business Machines Corp.	6,781	846,201
Lexmark International, Inc., “A”	4,281	120,767
Model N, Inc. (a)	34,741	378,677
NCR Corp. (a)	7,453	159,047
NetApp, Inc.	21,549	472,570
NICE Systems Ltd., ADR	12,752	771,879
Paylocity Holding Corp. (a)	2,944	91,617
Proofpoint, Inc. (a)	2,034	102,432
Rapid7, Inc. (a)	10,667	139,738
Sabre Corp.	45,467	1,164,410
ServiceNow, Inc. (a)	2,282	141,963
SS&C Technologies Holdings, Inc.	19,605	1,260,405
Vantiv, Inc., “A” (a)	17,711	833,303
Venture Corp. Ltd.	43,200	237,023
Western Digital Corp.	2,063	98,983
Xerox Corp.	29,003	282,779

		$14,732,595
Conglomerates - 0.2%
CK Hutchison Holdings Ltd.	23,944	$297,730
DCC PLC	11,108	860,597
First Pacific Co. Ltd.	378,000	259,907

		$1,418,234
Construction - 1.3%
Armstrong World Industries, Inc. (a)	5,500	$212,740
Beacon Roofing Supply, Inc. (a)	4,395	177,998
Bellway PLC	19,590	778,121
Fortune Brands Home & Security, Inc.	12,044	585,218

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Geberit AG	1,453	$515,024
Interface, Inc.	115,305	1,947,501
Lennox International, Inc.	2,405	288,167
Owens Corning	49,913	2,305,481
Pool Corp.	9,802	828,269
Sherwin-Williams Co.	337	86,161
Stanley Black & Decker, Inc.	3,325	313,681
Summit Materials, Inc., “A” (a)	13,455	213,529
TopBuild Corp. (a)	7,909	211,803
Trex Co., Inc. (a)	3,129	117,525
Vulcan Materials Co.	14,597	1,287,455

		$9,868,673
Consumer Products - 2.3%
Colgate-Palmolive Co. (s)	42,634	$2,879,074
Estee Lauder Cos., Inc., “A”	9,709	827,692
Kao Corp.	37,900	2,033,748
Kimberly-Clark Corp.	892	114,551
Kobayashi Pharmaceutical Co. Ltd.	46,800	3,986,763
L’Oréal S.A.	13,801	2,382,186
Newell Rubbermaid, Inc.	30,864	1,196,906
Reckitt Benckiser Group PLC	43,716	3,900,726
Sensient Technologies Corp.	9,046	539,775
Uni-Charm Corp.	11,200	219,933

		$18,081,354
Consumer Services - 0.8%
Asante, Inc.	28,100	$368,088
Carriage Services, Inc.	8,726	193,630
Estacio Participacoes S.A., ADR	129,429	375,344
Houghton Mifflin Harcourt Co. (a)	7,433	132,605
Nord Anglia Education, Inc. (a)	13,560	233,910
Priceline Group, Inc. (a)	3,704	3,944,649
Servicemaster Global Holdings, Inc. (a)	22,754	960,446
Strayer Education, Inc. (a)	2,570	137,212

		$6,345,884
Containers - 0.4%
Berry Plastics Group, Inc. (a)	6,156	$191,452
Brambles Ltd.	222,593	1,784,612
Crown Holdings, Inc. (a)	2,158	99,009
Fuji Seal International, Inc.	10,400	314,649
Graphic Packaging Holding Co.	33,724	383,105
Greif, Inc., “A”	10,577	279,550
Multi Packaging Solutions International Ltd. (a)	15,252	226,035
Owens-Illinois, Inc. (a)	7,325	94,786

		$3,373,198
Electrical Equipment - 1.9%
Advanced Drainage Systems, Inc.	13,548	$305,914
AMETEK, Inc.	31,000	1,458,550
Amphenol Corp., “A”	7,892	391,206
Danaher Corp.	61,648	5,341,799
Legrand S.A.	2,050	112,956
Mettler-Toledo International, Inc. (a)	6,567	2,054,486

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
MSC Industrial Direct Co., Inc., “A”	6,224	$403,377
Pentair PLC	3,580	168,690
Schneider Electric S.A.	30,312	1,627,514
Spectris PLC	23,696	537,360
TriMas Corp. (a)	10,924	188,876
Tyco International PLC	42,363	1,456,864
W.W. Grainger, Inc.	375	73,759
WESCO International, Inc. (a)	6,395	258,230

		$14,379,581
Electronics - 2.3%
Analog Devices, Inc.	27,352	$1,473,179
Avago Technologies Ltd.	5,137	686,868
Broadcom Corp., “A”	52,970	2,895,870
Halma PLC	191,693	2,296,629
Infineon Technologies AG	20,069	266,976
Intel Corp.	35,103	1,088,895
Iriso Electronics Co. Ltd.	790	37,859
Keysight Technologies, Inc. (a)	6,089	142,483
Lattice Semiconductor Corp. (a)	25,494	123,901
Maxim Integrated Products, Inc.	3,898	130,193
Microchip Technology, Inc.	4,043	181,167
Monolithic Power Systems, Inc.	3,843	240,457
NXP Semiconductors N.V. (a)	1,175	87,867
Plexus Corp. (a)	8,763	306,267
Silicon Laboratories, Inc. (a)	5,002	228,091
Siliconware Precision Industries Co. Ltd., ADR	73,232	561,689
Taiwan Semiconductor Manufacturing Co. Ltd.	118,654	505,403
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	205,987	4,603,809
Texas Instruments, Inc.	30,598	1,619,552
Ultratech, Inc. (a)	12,101	244,077

		$17,721,232
Energy - Independent - 1.9%
Antero Resources Corp. (a)	6,372	$173,127
Cairn Energy PLC (a)	35,803	73,064
Cimarex Energy Co.	1,558	144,894
Concho Resources, Inc. (a)	2,488	236,683
Energen Corp.	10,236	361,024
EOG Resources, Inc.	2,089	148,361
EQT Corp.	4,003	247,145
Galp Energia SGPS S.A.	17,585	209,598
Hess Corp.	4,841	205,743
HollyFrontier Corp.	4,651	162,645
INPEX Corp.	235,900	2,087,610
Marathon Petroleum Corp.	67,993	2,841,427
Memorial Resource Development Corp. (a)	36,919	587,381
Noble Energy, Inc.	4,543	147,057
Occidental Petroleum Corp.	20,873	1,436,689
Oil Search Ltd.	32,758	153,957
PDC Energy, Inc. (a)	2,719	154,630
Pioneer Natural Resources Co.	2,124	263,270
TORC Oil & Gas Ltd.	45,256	175,093
Valero Energy Corp.	53,023	3,598,671
WPX Energy, Inc. (a)	179,224	971,394

		$14,379,463

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - 0.2%
BP PLC	104,961	$568,706
Eni S.p.A.	20,212	294,091
Exxon Mobil Corp.	13,024	1,013,918

		$1,876,715
Engineering - Construction - 0.0%
Stantec, Inc.	5,367	$130,633
Team, Inc. (a)	6,398	153,552

		$284,185
Entertainment - 0.2%
Carmike Cinemas, Inc. (a)	6,017	$133,457
International Speedway Corp.	5,283	180,362
Netflix, Inc. (a)	10,524	966,524

		$1,280,343
Food & Beverages - 4.0%
Amplify Snack Brands, Inc. (a)	7,673	$82,868
Archer Daniels Midland Co.	53,974	1,907,981
Blue Buffalo Pet Products, Inc. (a)	8,637	147,002
Britvic PLC	50,749	524,323
Bunge Ltd.	16,354	1,014,112
Coca-Cola Co.	28,854	1,238,414
Danone S.A.	94,014	6,483,930
Flex Pharma, Inc. (a)	3,193	26,566
Freshpet, Inc. (a)	21,733	129,094
General Mills, Inc.	16,472	930,833
Ingredion, Inc.	16,576	1,669,535
J.M. Smucker Co.	2,951	378,672
Kellogg Co.	3,644	267,615
M. Dias Branco S.A. Industria e Comercio de Alimentos	1,018	14,764
McCormick & Co., Inc.	2,425	213,327
Mead Johnson Nutrition Co., “A”	4,746	344,038
Mondelez International, Inc.	27,846	1,200,163
Nestle S.A.	80,629	5,938,844
Nestle S.A., ADR	18,567	1,369,131
Performance Food Group Co. (a)	6,825	159,705
Pinnacle Foods, Inc.	7,909	339,217
Snyders-Lance, Inc.	7,691	242,805
Tate & Lyle PLC	53,898	481,099
TreeHouse Foods, Inc. (a)	4,291	340,534
Tyson Foods, Inc., “A”	99,639	5,316,737
WhiteWave Foods Co., “A” (a)	12,979	489,957

		$31,251,266
Food & Drug Stores - 0.9%
Alimentation Couche-Tard, Inc.	11,949	$519,543
Booker Group PLC	159,867	380,037
CVS Health Corp.	38,455	3,714,368
FamilyMart Co. Ltd.	8,000	374,392
Kroger Co.	43,457	1,686,566
Magnit PJSC	500	76,170
Sundrug Co. Ltd.	4,300	284,944
United Natural Foods, Inc. (a)	4,284	150,026
Walgreens Boots Alliance, Inc.	1,557	124,124

		$7,310,170

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 0.5%
Carnival Corp.	39,793	$1,915,237
Diamond Resorts International, Inc. (a)	6,831	125,827
La Quinta Holdings, Inc. (a)	10,433	118,310
Ladbrokes PLC	147,588	268,798
Norwegian Cruise Line Holdings Ltd. (a)	28,600	1,297,582
Royal Caribbean Cruises Ltd.	3,530	289,319

		$4,015,073
General Merchandise - 0.6%
Costco Wholesale Corp.	976	$147,493
Dollar Tree, Inc. (a)	18,219	1,481,569
Five Below, Inc. (a)	8,601	303,013
Kohl’s Corp.	3,197	159,051
Ollie’s Bargain Outlet Holdings, Inc. (a)	7,591	169,659
PriceSmart, Inc.	918	70,282
Target Corp.	22,814	1,652,190
Woolworths Holdings Ltd.	65,439	386,369

		$4,369,626
Health Maintenance Organizations - 0.2%
Anthem, Inc.	7,651	$998,379
Molina Healthcare, Inc. (a)	2,727	149,740
UnitedHealth Group, Inc.	4,556	524,669

		$1,672,788
Insurance - 3.1%
AIA Group Ltd.	596,200	$3,336,296
Allied World Assurance Co.	10,170	372,120
American International Group, Inc.	3,249	183,504
Amlin PLC	62,562	596,377
Aon PLC	14,455	1,269,583
Arthur J. Gallagher & Co.	4,987	187,711
Aspen Insurance Holdings Ltd.	5,312	247,061
Beazley PLC	242,964	1,302,937
Chubb Ltd.	1,513	171,075
Everest Re Group Ltd.	5,464	977,728
Fairfax Financial Holdings Ltd.	2,748	1,414,919
Hanover Insurance Group, Inc.	6,679	544,272
Hartford Financial Services Group, Inc.	8,030	322,645
Hiscox Ltd.	25,021	354,803
Jardine Lloyd Thompson Group PLC	38,462	454,329
Lincoln National Corp.	5,467	215,728
MetLife, Inc.	71,717	3,202,164
Prudential Financial, Inc.	35,533	2,490,153
Safety Insurance Group, Inc.	4,304	242,832
Sony Financial Holdings, Inc.	11,700	193,372
Stewart Information Services Corp.	5,851	207,476
Storebrand A.S.A. (a)	55,150	223,766
Third Point Reinsurance Ltd. (a)	28,155	328,006
Travelers Cos., Inc.	23,117	2,474,444
Unum Group	56,024	1,604,527
Validus Holdings Ltd.	14,874	658,026
XL Group PLC	6,030	218,648
Zurich Insurance Group AG	1,656	366,821

		$24,161,323

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 1.4%
Alibaba Group Holding Ltd., ADR (a)	3,753	$251,564
Alphabet, Inc., “A” (a)	4,311	3,282,180
Alphabet, Inc., “C” (a)	2,072	1,539,392
eBay, Inc. (a)	17,489	410,292
Facebook, Inc., “A “ (a)	15,894	1,783,466
LinkedIn Corp., “A” (a)	6,024	1,192,210
Marketo, Inc. (a)	9,666	183,751
Naver Corp.	1,994	1,052,589
Rightmove PLC	16,019	912,947

		$10,608,391
Leisure & Toys - 0.6%
Activision Blizzard, Inc.	34,245	$1,192,411
Brunswick Corp.	3,132	124,810
Electronic Arts, Inc. (a)	47,686	3,077,893
Performance Sports Group Ltd. (a)	7,873	56,200

		$4,451,314
Machinery & Tools - 1.8%
Allison Transmission Holdings, Inc.	87,560	$2,083,052
Burckhardt Compression Holding AG	1,152	358,712
Caterpillar, Inc.	7,245	450,929
Columbus McKinnon Corp.	6,552	93,694
Cummins, Inc.	2,614	234,972
Daikin Industries Ltd.	4,800	324,248
Deere & Co.	2,945	226,794
Douglas Dynamics, Inc.	5,782	114,831
Eaton Corp. PLC	4,089	206,535
GEA Group AG	20,206	850,732
Herman Miller, Inc.	64,224	1,645,419
IPG Photonics Corp. (a)	1,788	144,524
Joy Global, Inc.	6,421	64,017
Kubota Corp.	28,000	413,233
Nordson Corp.	992	59,947
Regal Beloit Corp.	28,647	1,610,248
Roper Technologies, Inc.	9,380	1,647,785
Schindler Holding AG	2,060	316,798
Spirax-Sarco Engineering PLC	9,220	402,934
SPX FLOW, Inc. (a)	10,068	240,021
United Rentals, Inc. (a)	16,532	792,048
WABCO Holdings, Inc. (a)	6,010	538,797
Weir Group PLC	55,211	684,014
Xylem, Inc.	4,544	163,357

		$13,667,641
Major Banks - 1.7%
Barclays PLC	140,690	$375,752
BNP Paribas	7,584	360,452
BOC Hong Kong Holdings Ltd.	50,500	132,674
Comerica, Inc.	3,838	131,643
Goldman Sachs Group, Inc.	853	137,811
HSBC Holdings PLC	264,847	1,867,940
Huntington Bancshares, Inc.	71,087	609,926
JPMorgan Chase & Co. (s)	97,580	5,806,010
KeyCorp	16,876	188,336

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
Mitsubishi UFJ Financial Group, Inc.	98,600	$508,136
PNC Financial Services Group, Inc.	1,610	139,507
Sumitomo Mitsui Financial Group, Inc.	11,000	369,410
Wells Fargo & Co.	49,397	2,481,211

		$13,108,808
Medical & Health Technology & Services - 1.1%
Adeptus Health, Inc., “A” (a)	2,949	$139,134
Brookdale Senior Living, Inc. (a)	9,860	160,521
Capital Senior Living Corp. (a)	8,671	158,939
Cardinal Health, Inc.	5,767	469,261
Community Health Systems, Inc. (a)	40,900	878,532
HCA Holdings, Inc. (a)	4,654	323,825
Healthcare Services Group, Inc.	15,254	539,534
Henry Schein, Inc. (a)	5,700	863,208
HMS Holdings Corp. (a)	23,305	280,825
Hogy Medical Co. Ltd.	10,000	497,011
IDEXX Laboratories, Inc. (a)	1,963	137,685
INC Research Holdings, Inc., “A” (a)	4,451	187,521
LifePoint Hospitals, Inc. (a)	5,160	360,116
McKesson Corp.	13,991	2,252,271
MEDNAX, Inc. (a)	8,795	610,901
Miraca Holdings, Inc.	10,600	436,216
Quest Diagnostics, Inc.	3,434	225,511
Universal Health Services, Inc.	1,646	185,405
VCA, Inc. (a)	1,506	77,213

		$8,783,629
Medical Equipment - 2.0%
Abbott Laboratories	7,645	$289,363
Agilent Technologies, Inc.	4,961	186,782
Align Technology, Inc. (a)	2,185	144,516
Ansell Ltd.	20,586	293,595
AtriCure, Inc. (a)	2,941	51,409
C.R. Bard, Inc.	3,427	628,066
Cepheid, Inc. (a)	5,760	169,632
Cooper Cos., Inc.	5,563	729,587
DENTSPLY International, Inc.	4,030	237,327
DexCom, Inc. (a)	2,543	181,265
Edwards Lifesciences Corp. (a)	11,301	883,851
Essilor International S.A.	8,195	1,018,303
Hologic, Inc. (a)	8,194	278,104
Insulet Corp. (a)	6,298	208,968
Masimo Corp. (a)	77,465	2,846,839
Medtronic PLC	13,603	1,032,740
Nihon Kohden Corp.	12,900	290,632
NxStage Medical, Inc. (a)	10,597	200,495
PerkinElmer, Inc.	27,325	1,320,344
QIAGEN N.V. (a)	11,304	257,751
St. Jude Medical, Inc.	14,351	758,594
Steris PLC	13,282	919,646
Stryker Corp.	1,786	177,082
Teleflex, Inc.	1,539	208,827
Terumo Corp.	8,400	267,279
Thermo Fisher Scientific, Inc.	9,462	1,249,552

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
VWR Corp. (a)	22,358	$546,877
Zimmer Biomet Holdings, Inc.	2,817	279,615

		$15,657,041
Metals & Mining - 0.1%
BHP Billiton PLC	16,852	$164,095
Gerdau S.A., ADR	38,575	35,103
Iluka Resources Ltd.	31,901	125,831
Rio Tinto PLC	18,402	452,607

		$777,636
Natural Gas - Distribution - 0.2%
Centrica PLC	49,655	$145,797
China Resources Gas Group Ltd.	72,000	179,866
Engie	16,844	270,664
NiSource, Inc.	7,756	162,954
NorthWestern Corp.	4,418	246,701
Sempra Energy	1,083	102,614
Spectra Energy Corp.	3,702	101,620

		$1,210,216
Natural Gas - Pipeline - 0.1%
APA Group	33,412	$202,257
Columbia Pipeline Group, Inc.	8,801	163,259
Columbia Pipeline Partners LP	14,763	225,874
Enbridge, Inc.	4,378	152,069
Enterprise Products Partners LP	2,853	68,215

		$811,674
Network & Telecom - 0.5%
Cisco Systems, Inc.	39,233	$933,353
Harris Corp.	1,130	98,276
Ixia (a)	23,369	223,641
LM Ericsson Telephone Co., “B”	214,967	1,895,446
Qualcomm, Inc.	3,338	151,345
VTech Holdings Ltd.	38,400	386,781

		$3,688,842
Oil Services - 0.4%
Cameron International Corp. (a)	2,618	$171,898
FMC Technologies, Inc. (a)	4,871	122,506
Forum Energy Technologies, Inc. (a)	36,734	411,788
Frank’s International N.V.	22,291	326,117
Halliburton Co.	1,836	58,366
John Wood Group PLC	31,508	291,295
Oil States International, Inc. (a)	4,401	124,240
Patterson-UTI Energy, Inc.	5,706	82,052
Schlumberger Ltd.	17,538	1,267,471
Technip	1,706	80,021
Tesco Corp.	12,546	85,313

		$3,021,067
Other Banks & Diversified Financials - 3.3%
ABN AMRO Group N.V., GDR (a)	14,744	$307,305
Aeon Financial Service Co. Ltd.	7,900	181,555
Air Lease Corp.	3,326	85,678

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
American Express Co.	3,615	$193,403
Bancolombia S.A., ADR	11,678	344,501
BB&T Corp.	8,419	274,965
Berkshire Hills Bancorp, Inc.	9,811	272,550
Brookline Bancorp, Inc.	36,984	412,741
CAI International, Inc. (a)	6,375	39,844
Chiba Bank Ltd.	71,000	438,602
Citigroup, Inc.	62,121	2,645,112
Citizens Financial Group, Inc.	12,117	257,486
Credicorp Ltd.	6,148	623,161
DBS Group Holdings Ltd.	5,900	58,768
Discover Financial Services	42,330	1,938,291
East West Bancorp, Inc.	40,128	1,300,950
Element Financial Corp.	12,370	130,420
Fifth Third Bancorp	21,409	338,262
First Interstate BancSystem, Inc.	11,467	309,036
First Republic Bank	2,589	176,052
HDFC Bank Ltd., ADR	23,981	1,446,774
Intesa Sanpaolo S.p.A	131,091	373,633
Julius Baer Group Ltd.	24,344	1,033,111
Jyske Bank (a)	6,882	301,816
Kasikornbank PLC	11,500	54,952
Kasikornbank Public Co. Ltd., NVDR	7,500	35,842
KBC Group N.V.	4,785	274,334
Lakeland Financial Corp.	6,679	292,473
Lloyds Banking Group PLC	500,420	469,403
M&T Bank Corp.	1,880	207,138
MasterCard, Inc., “A”	12,244	1,090,083
New York Community Bancorp, Inc.	10,424	161,364
Northern Trust Corp.	3,396	210,824
PrivateBancorp, Inc.	25,831	972,021
Public Bank Berhad	62,700	277,661
Sandy Spring Bancorp, Inc.	11,422	303,825
SunTrust Banks, Inc.	4,361	159,525
Svenska Handelsbanken AB	75,248	945,402
TCF Financial Corp.	18,124	217,669
Texas Capital Bancshares, Inc. (a)	9,248	330,154
U.S. Bancorp	36,307	1,454,458
Visa, Inc., “A”	42,462	3,162,994
Westpac Banking Corp.	25,007	552,049
Wintrust Financial Corp.	13,601	572,466

		$25,228,653
Pharmaceuticals - 3.8%
Allergan PLC (a)	8,647	$2,459,466
Aratana Therapeutics, Inc. (a)	11,623	39,170
Bayer AG	28,448	3,191,211
Bristol-Myers Squibb Co.	35,350	2,197,356
Collegium Pharmaceutical, Inc. (a)	4,760	81,063
Eli Lilly & Co.	31,487	2,490,622
Endo International PLC (a)	4,777	264,980
Genomma Lab Internacional S.A., “B” (a)	501,569	337,371
Impax Laboratories, Inc. (a)	3,433	128,635
Intercept Pharmaceuticals, Inc. (a)	823	87,427
Johnson & Johnson	27,021	2,822,073

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
KYORIN Holdings Ltd.	13,000	$240,200
MediWound Ltd. (a)	6,280	42,453
Merck & Co., Inc.	93,322	4,728,626
Novartis AG	42,874	3,325,594
Roche Holding AG	22,068	5,741,229
Santen Pharmaceutical Co. Ltd.	27,400	436,661
TherapeuticsMD, Inc. (a)	20,410	145,932
Valeant Pharmaceuticals International, Inc. (a)	2,803	252,887

		$29,012,956
Pollution Control - 0.1%
Progressive Waste Solutions Ltd.	12,388	$348,970
Stericycle, Inc. (a)	5,489	660,601

		$1,009,571
Printing & Publishing - 0.1%
RELX N.V.	29,261	$489,642

Railroad & Shipping - 0.3%
Canadian National Railway Co.	29,883	$1,598,442
Canadian Pacific Railway Ltd.	410	49,089
Diana Shipping, Inc. (a)	30,604	76,510
Kansas City Southern Co.	1,832	129,852
Kirby Corp. (a)	5,630	285,160
StealthGas, Inc. (a)	34,157	92,224
Union Pacific Corp.	6,566	472,752

		$2,704,029
Real Estate - 2.2%
Annaly Mortgage Management, Inc., REIT	9,422	$89,509
Ascendas Real Estate Investment Trust, REIT	304,800	495,723
AvalonBay Communities, Inc., REIT	16,938	2,904,698
Corporate Office Properties Trust, REIT	30,651	683,517
DDR Corp., REIT	13,608	232,833
Deutsche Wohnen AG	4,529	118,952
EPR Properties, REIT	11,901	713,465
Equity Lifestyle Properties, Inc., REIT	2,967	195,585
Extra Space Storage, Inc., REIT	5,477	496,709
Gramercy Property Trust, Inc., REIT	27,612	201,844
Hatteras Financial Corp., REIT	9,027	110,671
LEG Immobilien AG	2,175	175,723
Macquarie Mexico Real Estate S.A. de C.V., REIT	297,235	351,187
Medical Properties Trust, Inc., REIT	60,965	670,615
Mid-America Apartment Communities, Inc., REIT	22,680	2,127,838
Plum Creek Timber Co. Inc., REIT	3,388	137,248
RMR Group, Inc., REIT (a)	9,531	198,721
Select Income, REIT	17,303	327,027
Simon Property Group, Inc., REIT	3,480	648,254
Sovran Self Storage, Inc., REIT	16,249	1,830,937
STAG Industrial, Inc., REIT	12,774	216,264
Store Capital Corp., REIT	91,642	2,271,805
TAG Immobilien AG	128,670	1,513,344
Ventas, Inc., REIT	2,800	154,896

		$16,867,365

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 0.8%
Alsea S.A.B. de C.V.	70,481	$249,473
Aramark	44,612	1,425,353
Chuy’s Holdings, Inc. (a)	4,414	150,915
DineEquity, Inc.	1,542	130,947
Domino’s Pizza, Inc.	1,103	125,665
Dunkin Brands Group, Inc.	4,794	188,692
El Pollo Loco Holdings, Inc. (a)	10,077	122,133
Starbucks Corp.	30,144	1,831,851
Whitbread PLC	22,966	1,315,546
Wingstop, Inc. (a)	6,679	162,033
YUM! Brands, Inc.	3,161	228,762
Zoe’s Kitchen, Inc. (a)	4,683	130,094

		$6,061,464
Special Products & Services - 0.0%
Boyd Group Income Fund	3,474	$157,519
WL Ross Holding Corp., EU (a)	5,348	55,619

		$213,138
Specialty Chemicals - 0.9%
Akzo Nobel N.V.	10,396	$667,327
Albemarle Corp.	9,589	504,765
Amira Nature Foods Ltd. (a)	7,694	78,094
Axalta Coating Systems Ltd. (a)	22,361	532,415
Croda International PLC	7,740	315,952
Elementis PLC	117,259	359,129
Ferro Corp. (a)	13,945	129,549
Ferroglobe PLC	37,451	318,334
Kansai Paint Co. Ltd.	9,000	125,560
Linde AG	15,994	2,158,857
Marine Harvest A.S.A.	30,200	411,237
Nippon Paint Holdings Co. Ltd.	17,000	324,212
Sika AG	197	705,336
Symrise AG	3,570	230,342
Valspar Corp.	3,104	243,136

		$7,104,245
Specialty Stores - 3.2%
ABC-Mart, Inc.	2,200	$120,019
Amazon.com, Inc. (a)	11,007	6,461,109
American Eagle Outfitters, Inc.	161,713	2,367,478
AutoZone, Inc. (a)	4,083	3,133,253
Bed Bath & Beyond, Inc. (a)	3,030	130,805
Best Buy Co., Inc.	85,897	2,399,103
Boot Barn Holdings, Inc. (a)	5,863	35,647
Burlington Stores, Inc. (a)	14,421	774,840
Citi Trends, Inc.	17,505	361,653
Esprit Holdings Ltd.	82,700	85,389
Gap, Inc.	8,312	205,473
Just Eat PLC (a)	31,349	167,818
Lululemon Athletica, Inc. (a)	1,095	67,967
Monro Muffler Brake, Inc.	2,983	196,132
NEXT PLC	7,761	768,284
Nitori Co. Ltd.	5,600	453,869
O’Reilly Automotive, Inc. (a)	6,053	1,579,228

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
Rent-A-Center, Inc.	7,085	$96,498
Ross Stores, Inc.	54,337	3,057,000
Sally Beauty Holdings, Inc. (a)	9,011	248,343
Shimamura Co. Ltd.	3,500	390,326
Tiffany & Co.	3,658	233,527
Tractor Supply Co.	6,244	551,408
Tuesday Morning Corp. (a)	22,337	124,417
Urban Outfitters, Inc. (a)	25,735	588,817
Zumiez, Inc. (a)	8,709	157,720

		$24,756,123
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	16,144	$1,523,025
KDDI Corp.	112,400	2,841,728
Mobile TeleSystems PJSC	14,353	42,970
Philippine Long Distance Telephone Co.	1,475	68,720
SBA Communications Corp. (a)	7,814	775,774
SoftBank Group Corp.	4,600	203,570
Vodafone Group PLC	106,604	341,014

		$5,796,801
Telephone Services - 0.6%
Bezeq - The Israel Telecommunication Corp. Ltd.	181,334	$392,353
British Telecom Group, PLC	32,683	227,333
Frontier Communications Corp.	34,754	158,131
Hellenic Telecommunications Organization S.A.	10,865	94,308
Quebecor, Inc., “B”	6,062	153,616
TDC A.S.	21,380	91,557
Verizon Communications, Inc.	77,928	3,894,062

		$5,011,360
Tobacco - 1.0%
Altria Group, Inc.	14,198	$867,640
British American Tobacco PLC	21,108	1,173,506
ITC Ltd.	78,486	371,991
Japan Tobacco, Inc.	64,700	2,527,984
Philip Morris International, Inc.	24,894	2,240,709
Reynolds American, Inc.	2,705	135,115
Swedish Match AB	17,370	617,693

		$7,934,638
Trucking - 0.5%
DSV A.S.	20,611	$801,588
FedEx Corp.	1,475	195,998
Knight Transportation, Inc.	20,611	504,351
Marten Transport Ltd.	16,829	282,391
Swift Transportation Co. (a)	25,294	412,545
Yamato Holdings Co. Ltd.	81,900	1,797,070

		$3,993,943
Utilities - Electric Power - 1.9%
AES Corp.	119,568	$1,135,896
American Electric Power Co., Inc.	29,215	1,781,239
CMS Energy Corp.	9,907	385,184
DTE Energy Co.	3,540	300,935
Duke Energy Corp.	25,122	1,891,687

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Dynegy, Inc. (a)	3,641	$43,109
El Paso Electric Co.	8,917	364,973
Enel S.p.A	46,926	192,016
Eversource Energy	4,708	253,290
Exelon Corp.	116,616	3,448,335
Great Plains Energy, Inc.	13,735	382,932
NextEra Energy, Inc.	1,290	144,106
NRG Energy, Inc.	8,060	85,758
PG&E Corp.	14,308	785,652
Pinnacle West Capital Corp.	4,923	326,444
Portland General Electric Co.	8,416	327,130
PPL Corp.	66,706	2,338,712
Public Service Enterprise Group, Inc.	6,449	266,344
WEC Energy Group, Inc.	3,418	188,776
Xcel Energy, Inc.	1,969	75,255

		$14,717,773
Total Common Stocks		$521,670,638

Bonds - 19.3%
Aerospace - 0.1%
Lockheed Martin Corp., 3.55%, 1/15/26	$699,000	$717,126

Automotive - 1.0%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$400,000	$404,295
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	250,000	249,246
Delphi Automotive PLC, 4.15%, 3/15/24	369,000	372,887
Delphi Automotive PLC, 4.25%, 1/15/26	824,000	824,609
Ford Motor Credit Co. LLC, 1.7%, 5/09/16	800,000	801,189
Ford Motor Credit Co. LLC, 1.461%, 3/27/17	938,000	931,681
Ford Motor Credit Co. LLC, 2.145%, 1/09/18	982,000	978,903
General Motors Co., 4.875%, 10/02/23	1,000,000	1,007,544
Hyundai Capital America, 2.6%, 3/19/20 (n)	464,000	462,866
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	900,000	902,875
Volkswagen Group America Finance LLC, 2.4%, 5/22/20 (n)	1,200,000	1,142,794

		$8,078,889
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20	$325,000	$364,617
Life Technologies Corp., 5%, 1/15/21	532,000	574,629

		$939,246
Broadcasting - 0.3%
21st Century Fox America, Inc., 6.15%, 2/15/41	$500,000	$538,560
Omnicom Group, Inc., 3.625%, 5/01/22	300,000	308,293
Omnicom Group, Inc., 3.65%, 11/01/24	121,000	120,803
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	422,000	420,249
Time Warner, Inc., 5.35%, 12/15/43	300,000	297,176
Viacom, Inc., 3.5%, 4/01/17	500,000	509,167

		$2,194,248
Brokerage & Asset Managers - 0.2%
CME Group, Inc., 3%, 3/15/25	$555,000	$557,810
Intercontinental Exchange, Inc., 2.75%, 12/01/20	473,000	480,530
Intercontinental Exchange, Inc., 3.75%, 12/01/25	777,000	796,475

		$1,834,815

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$418,000	$417,457
Mohawk Industries, Inc., 3.85%, 2/01/23	300,000	308,476
Owens Corning, Inc., 4.2%, 12/15/22	152,000	154,076

		$880,009
Business Services - 0.4%
Fidelity National Information Services, Inc., 3.5%, 4/15/23	$700,000	$676,166
Fidelity National Information Services, Inc., 5%, 10/15/25	945,000	986,227
Fiserv, Inc., 2.7%, 6/01/20	1,108,000	1,106,636

		$2,769,029
Cable TV - 0.4%
CCO Safari II LLC, 6.384%, 10/23/35 (n)	$885,000	$889,199
Comcast Corp., 4.65%, 7/15/42	325,000	331,611
Comcast Corp., 4.75%, 3/01/44	710,000	727,445
Cox Communications, Inc., 6.25%, 6/01/18 (n)	400,000	431,075
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	400,000	402,013
Time Warner Cable, Inc., 4.5%, 9/15/42	368,000	292,847

		$3,074,190
Chemicals - 0.4%
CF Industries, Inc., 5.15%, 3/15/34	$676,000	$576,246
CF Industries, Inc., 4.95%, 6/01/43	300,000	232,738
Dow Chemical Co., 8.55%, 5/15/19	325,000	380,271
LYB International Finance B.V., 4.875%, 3/15/44	386,000	331,874
LyondellBasell Industries N.V., 5%, 4/15/19	588,000	620,458
Monsanto Co., 4.7%, 7/15/64	1,189,000	903,847

		$3,045,434
Computer Software - 0.2%
Microsoft Corp., 3.125%, 11/03/25	$1,500,000	$1,534,947
Oracle Corp., 3.4%, 7/08/24	336,000	344,259

		$1,879,206
Computer Software - Systems - 0.2%
Apple, Inc., 2.7%, 5/13/22	$483,000	$490,477
Apple, Inc., 4.375%, 5/13/45	700,000	682,451
Seagate HDD Cayman, 3.75%, 11/15/18	322,000	319,989

		$1,492,917
Conglomerates - 0.1%
General Electric Capital Corp., 3.1%, 1/09/23	$464,000	$481,542
Roper Industries, Inc., 1.85%, 11/15/17	557,000	555,500

		$1,037,042
Consumer Products - 0.2%
Hasbro, Inc., 5.1%, 5/15/44	$438,000	$411,836
Mattel, Inc., 5.45%, 11/01/41	244,000	246,663
Newell Rubbermaid, Inc., 4%, 12/01/24	310,000	292,839
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	300,000	310,469

		$1,261,807
Consumer Services - 0.2%
Priceline Group, Inc., 3.65%, 3/15/25	$319,000	$316,126
Visa, Inc., 4.15%, 12/14/35	1,027,000	1,061,299

		$1,377,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22	$192,000	$190,069
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)	481,000	455,367

		$645,436
Electronics - 0.2%
Flextronics International Ltd., 4.75%, 6/15/25	$1,000,000	$960,000
Tyco Electronics Group S.A., 3.5%, 2/03/22	400,000	412,925

		$1,372,925
Emerging Market Quasi-Sovereign - 0.0%
Comision Federal de Electricidad, 5.75%, 2/14/42	$232,000	$212,280

Energy - Independent - 0.1%
EQT Corp., 4.875%, 11/15/21	$500,000	$451,585
Pioneer Natural Resources Co., 7.5%, 1/15/20	219,000	231,422

		$683,007
Energy - Integrated - 0.0%
BP Capital Markets PLC, 2.521%, 1/15/20	$213,000	$211,606
Chevron Corp., 3.326%, 11/17/25	136,000	134,765

		$346,371
Entertainment - 0.1%
Carnival Corp., 1.875%, 12/15/17	$471,000	$469,707

Financial Institutions - 0.2%
GE Capital International Funding Co., 3.373%, 11/15/25 (n)	$1,207,000	$1,241,094
International Lease Finance Corp., 7.125%, 9/01/18 (n)	325,000	351,813

		$1,592,907
Food & Beverages - 1.3%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/23	$1,088,000	$1,104,273
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/36	1,423,000	1,441,664
J.M. Smucker Co., 2.5%, 3/15/20	1,326,000	1,332,871
J.M. Smucker Co., 3.5%, 10/15/21	400,000	414,993
J.M. Smucker Co., 4.375%, 3/15/45	134,000	130,402
Kraft Foods Group, Inc., 6.5%, 2/09/40	400,000	472,032
Kraft Heinz Co., 5%, 7/15/35 (n)	225,000	230,705
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)	738,000	751,222
Mead Johnson Nutrition Co., 4.125%, 11/15/25	369,000	378,281
PepsiCo, Inc., 4.45%, 4/14/46	469,000	491,770
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	500,000	558,014
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	860,000	891,407
Tyson Foods, Inc., 2.65%, 8/15/19	171,000	172,307
Tyson Foods, Inc., 4.5%, 6/15/22	400,000	429,161
Tyson Foods, Inc., 5.15%, 8/15/44	107,000	111,784
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	600,000	611,186
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	700,000	720,992

		$10,243,064
Food & Drug Stores - 0.6%
CVS Health Corp., 4.875%, 7/20/35	$1,381,000	$1,433,640
CVS Health Corp., 2.75%, 12/01/22	300,000	296,204
CVS Health Corp., 5.75%, 5/15/41	325,000	369,263
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19	1,684,000	1,698,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Drug Stores - continued
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34	$640,000	$578,207

		$4,375,359
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$325,000	$361,003
International Paper Co., 6%, 11/15/41	300,000	307,327
Packaging Corp. of America, 3.9%, 6/15/22	152,000	157,754
Packaging Corp. of America, 3.65%, 9/15/24	203,000	201,807

		$1,027,891
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.5%, 3/01/18	$500,000	$496,708
Wyndham Worldwide Corp., 4.25%, 3/01/22	500,000	505,211
Wyndham Worldwide Corp., 5.1%, 10/01/25	701,000	722,332

		$1,724,251
Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/22	$325,000	$346,643
American International Group, Inc., 4.7%, 7/10/35	1,081,000	1,032,152
American International Group, Inc., 4.5%, 7/16/44	331,000	289,427
Unum Group, 4%, 3/15/24	600,000	605,137

		$2,273,359
Insurance - Health - 0.4%
Aetna, Inc., 1.5%, 11/15/17	$812,000	$811,210
Anthem, Inc., 1.875%, 1/15/18	500,000	499,058
UnitedHealth Group, Inc., 4.625%, 7/15/35	1,615,000	1,718,470

		$3,028,738
Insurance - Property & Casualty - 0.4%
ACE INA Holdings, Inc., 2.3%, 11/03/20	$247,000	$247,766
ACE INA Holdings, Inc., 2.875%, 11/03/22	574,000	581,513
Aon PLC, 4.6%, 6/14/44	600,000	576,328
CNA Financial Corp., 5.875%, 8/15/20	400,000	447,041
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	281,000	266,583
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	700,000	704,003

		$2,823,234
Major Banks - 2.4%
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)	$1,200,000	$1,197,170
Bank of America Corp., 1.75%, 6/05/18	1,200,000	1,197,922
Bank of America Corp., 4.125%, 1/22/24	561,000	576,559
Bank of America Corp., 3.95%, 4/21/25	1,225,000	1,194,352
Bank of America Corp., 3.875%, 8/01/25	979,000	989,480
Goldman Sachs Group, Inc., 5.625%, 1/15/17	1,000,000	1,035,829
Goldman Sachs Group, Inc., 5.15%, 5/22/45	750,000	731,027
ING Bank N.V., 5.8%, 9/25/23 (n)	200,000	215,164
JPMorgan Chase & Co., 4.25%, 10/15/20	800,000	852,371
JPMorgan Chase & Co., 3.25%, 9/23/22	1,650,000	1,661,537
JPMorgan Chase & Co., 3.125%, 1/23/25	449,000	435,404
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	500,000	541,250
Morgan Stanley, 3.875%, 4/29/24	731,000	742,031
Morgan Stanley, 2.2%, 12/07/18	632,000	636,666
Morgan Stanley, 5.5%, 7/28/21	450,000	503,351
Morgan Stanley, 3.95%, 4/23/27	480,000	463,319

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
PNC Bank N.A., 2.6%, 7/21/20	$2,081,000	$2,110,311
Regions Financial Corp., 2%, 5/15/18	325,000	323,133
Wells Fargo & Co., 4.1%, 6/03/26	2,200,000	2,231,258
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	296,000	298,590
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49	224,000	236,118

		$18,172,842
Medical & Health Technology & Services - 0.5%
Becton, Dickinson and Co., 2.675%, 12/15/19	$1,187,000	$1,206,659
Becton, Dickinson and Co., 3.734%, 12/15/24	156,000	159,594
Becton, Dickinson and Co., 4.685%, 12/15/44	896,000	907,898
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	600,000	600,930
Laboratory Corp. of America Holdings, 3.6%, 2/01/25	207,000	203,083
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	359,000	335,908
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	400,000	392,085

		$3,806,157
Medical Equipment - 0.4%
Medtronic, Inc., 3.5%, 3/15/25	$863,000	$886,094
Medtronic, Inc., 4.375%, 3/15/35	1,400,000	1,429,071
Zimmer Holdings, Inc., 4.45%, 8/15/45	1,070,000	967,098

		$3,282,263
Metals & Mining - 0.3%
Barrick North America Finance LLC, 5.75%, 5/01/43	$700,000	$487,663
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/23	406,000	193,865
Freeport-McMoRan, Inc., 4%, 11/14/21	400,000	177,000
Kinross Gold Corp., 5.95%, 3/15/24	452,000	280,240
Southern Copper Corp., 5.25%, 11/08/42	1,291,000	941,912

		$2,080,680
Midstream - 0.8%
APT Pipelines Ltd., 5%, 3/23/35 (n)	$472,000	$432,983
Dominion Gas Holdings LLC, 2.8%, 11/15/20	713,000	724,772
Energy Transfer Partners LP, 6.5%, 2/01/42	325,000	251,359
Energy Transfer Partners LP, 5.15%, 2/01/43	400,000	276,396
Enterprise Products Operating LLC, 3.9%, 2/15/24	150,000	139,375
Enterprise Products Operating LLC, 4.45%, 2/15/43	300,000	229,471
Enterprise Products Operating LLC, 4.85%, 3/15/44	114,000	93,703
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/45	105,000	82,182
Kinder Morgan Energy Partners LP, 3.5%, 3/01/21	800,000	707,556
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	617,000	525,670
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	888,000	666,575
ONEOK Partners LP, 2%, 10/01/17	500,000	467,963
Spectra Energy Partners LP, 4.75%, 3/15/24	300,000	290,583
Sunoco Logistics Partners LP, 5.3%, 4/01/44	92,000	64,999
TransCanada PipeLines Ltd., 1.875%, 1/12/18	553,000	543,019
Williams Cos., Inc., 5.75%, 6/24/44	400,000	224,627

		$5,721,233
Natural Gas - Distribution - 0.1%
NiSource Finance Corp., 3.85%, 2/15/23	$300,000	$311,039
NiSource Finance Corp., 4.8%, 2/15/44	300,000	308,782

		$619,821

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - 0.7%
AT&T, Inc., 2.45%, 6/30/20	$1,426,000	$1,410,160
AT&T, Inc., 5.65%, 2/15/47	606,000	604,582
Verizon Communications, Inc., 2.625%, 2/21/20	858,000	862,940
Verizon Communications, Inc., 5.15%, 9/15/23	325,000	359,548
Verizon Communications, Inc., 5.05%, 3/15/34	1,387,000	1,352,486
Verizon Communications, Inc., 6.55%, 9/15/43	400,000	466,982

		$5,056,698
Oils - 0.3%
Marathon Petroleum Corp., 3.4%, 12/15/20	$1,246,000	$1,205,947
Marathon Petroleum Corp., 3.625%, 9/15/24	147,000	129,946
Marathon Petroleum Corp., 4.75%, 9/15/44	373,000	283,171
Valero Energy Corp., 4.9%, 3/15/45	879,000	714,173

		$2,333,237
Other Banks & Diversified Financials - 0.8%
Capital One Bank (USA) N.A., 3.375%, 2/15/23	$350,000	$341,929
Capital One Financial Corp., 3.75%, 4/24/24	213,000	214,083
Capital One Financial Corp., 2.35%, 8/17/18	1,833,000	1,838,109
Citigroup, Inc., 4.4%, 6/10/25	1,000,000	998,679
Citizens Financial Group, Inc., 4.3%, 12/03/25	667,000	682,622
Discover Bank, 7%, 4/15/20	500,000	572,673
Discover Bank, 3.1%, 6/04/20	860,000	864,058
Discover Bank, 4.25%, 3/13/26	162,000	162,888
First Republic Bank, 2.375%, 6/17/19	352,000	352,421
Macquarie Group Ltd., 3%, 12/03/18 (n)	86,000	86,962
U.S. Bancorp, 3%, 3/15/22	300,000	310,058

		$6,424,482
Pharmaceuticals - 1.7%
AbbVie, Inc., 2.5%, 5/14/20	$750,000	$744,422
AbbVie, Inc., 4.7%, 5/14/45	747,000	732,902
Actavis Funding SCS, 2.45%, 6/15/19	588,000	589,621
Actavis Funding SCS, 3.45%, 3/15/22	394,000	399,812
Actavis Funding SCS, 3.8%, 3/15/25	311,000	315,547
Actavis Funding SCS, 4.55%, 3/15/35	750,000	738,884
Actavis Funding SCS, 4.85%, 6/15/44	378,000	379,778
Amgen, Inc., 2.3%, 6/15/16	1,000,000	1,005,223
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	200,000	205,967
Biogen, Inc., 3.625%, 9/15/22	1,348,000	1,384,478
Celgene Corp., 2.875%, 8/15/20	2,377,000	2,396,401
Gilead Sciences, Inc., 2.35%, 2/01/20	654,000	660,097
Gilead Sciences, Inc., 3.7%, 4/01/24	593,000	615,762
Gilead Sciences, Inc., 3.65%, 3/01/26	1,000,000	1,021,509
Gilead Sciences, Inc., 4.5%, 2/01/45	519,000	511,179
Mylan, Inc., 2.55%, 3/28/19	400,000	397,921
Perrigo Finance PLC, 3.5%, 12/15/21	448,000	443,292
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	300,000	292,338

		$12,835,133
Pollution Control - 0.0%
Republic Services, Inc., 5.25%, 11/15/21	$300,000	$336,272

Railroad & Shipping - 0.1%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$500,000	$573,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Apartment - 0.2%
ERP Operating LP, REIT, 5.375%, 8/01/16	$900,000	$918,796
ERP Operating LP, REIT, 4.625%, 12/15/21	750,000	835,207

		$1,754,003
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 3.875%, 8/15/24	$164,000	$160,301
HCP, Inc., REIT, 3.4%, 2/01/25	600,000	564,425

		$724,726
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/18	$1,150,000	$1,196,730
Vornado Realty LP, REIT, 2.5%, 6/30/19	460,000	455,469

		$1,652,199
Real Estate - Other - 0.0%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/25	$186,000	$180,645

Real Estate - Retail - 0.2%
DDR Corp., REIT, 3.625%, 2/01/25	$874,000	$834,831
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	388,000	387,056
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	400,000	438,334

		$1,660,221
Restaurants - 0.1%
McDonald’s Corp., 4.875%, 12/09/45	$821,000	$829,400

Retailers - 0.7%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$279,000	$239,783
Best Buy Co., Inc., 5.5%, 3/15/21	1,500,000	1,515,000
Dollar General Corp., 4.15%, 11/01/25	1,117,000	1,141,813
Gap, Inc., 5.95%, 4/12/21	971,000	1,009,633
Home Depot, Inc., 2%, 6/15/19	400,000	407,292
Home Depot, Inc., 2.625%, 6/01/22	1,000,000	1,011,270
Home Depot, Inc., 4.875%, 2/15/44	300,000	327,802

		$5,652,593
Specialty Chemicals - 0.2%
Ecolab, Inc., 2.25%, 1/12/20	$700,000	$697,858
Ecolab, Inc., 4.35%, 12/08/21	400,000	433,942

		$1,131,800
Telecommunications - Wireless - 0.3%
American Tower Corp., REIT, 3.5%, 1/31/23	$325,000	$317,340
American Tower Corp., REIT, 5%, 2/15/24	400,000	427,282
American Tower Corp., REIT, 4%, 6/01/25	464,000	459,078
Crown Castle International Corp., 4.45%, 2/15/26	617,000	620,806
SBA Tower Trust, 2.898%, 10/15/44 (n)	618,000	619,598

		$2,444,104
Tobacco - 0.7%
Altria Group, Inc., 2.95%, 5/02/23	$259,000	$256,250
Altria Group, Inc., 4%, 1/31/24	1,135,000	1,201,551
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (n)	1,051,000	1,078,566
Philip Morris International, Inc., 4.875%, 11/15/43	230,000	245,390
Reynolds American, Inc., 8.125%, 6/23/19	266,000	315,263
Reynolds American, Inc., 3.25%, 6/12/20	663,000	680,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - continued
Reynolds American, Inc., 4%, 6/12/22	$238,000	$251,813
Reynolds American, Inc., 3.25%, 11/01/22	750,000	759,070
Reynolds American, Inc., 4.45%, 6/12/25	196,000	207,916
Reynolds American, Inc., 5.7%, 8/15/35	257,000	281,542

		$5,277,539
Transportation - Services - 0.1%
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	$191,000	$192,827
ERAC USA Finance LLC, 7%, 10/15/37 (n)	578,000	710,564
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)	80,000	74,421

		$977,812
Utilities - Electric Power - 0.5%
American Electric Power Co., Inc., 1.65%, 12/15/17	$312,000	$310,348
Berkshire Hathaway Energy, 4.5%, 2/01/45	506,000	495,628
CMS Energy Corp., 3.875%, 3/01/24	700,000	728,830
DTE Electric Co., 3.7%, 3/15/45	500,000	478,608
EDP Finance B.V., 4.9%, 10/01/19 (n)	750,000	770,175
PG&E Corp., 2.4%, 3/01/19	403,000	405,150
PPL Capital Funding, Inc., 4.2%, 6/15/22	300,000	320,585
PPL Capital Funding, Inc., 5%, 3/15/44	285,000	296,092
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	200,000	220,804

		$4,026,220
Total Bonds		$148,953,672

Preferred Stocks - 0.2%
Consumer Products - 0.2%
Henkel AG & Co. KGaA	14,800	$1,570,702

Specialty Chemicals - 0.0%
Fuchs Petrolub SE	6,347	$260,173
Total Preferred Stocks		$1,830,875

Convertible Preferred Stocks - 0.0%
Telephone Services - 0.0%
Frontier Communications Corp., 11.125%	1,876	$167,677
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 1.4%
S&P 500 Index - December 2016 @ $2,000	1,250	$10,625,000
Issuer	Shares/Par
Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	31,420,104	$31,420,104
Total Investments		$714,667,966

Securities Sold Short - 0.0%
Telecommunications - Wireless - 0.0%
Crown Castle International Corp., REIT	(212)	$(18,274)

Other Assets, Less Liabilities - 7.5%		58,390,863
Net Assets - 100.0%		$773,040,555

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,246,724, representing 2.4% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Derivative Contracts at 1/31/16

Forward Foreign Currency Exchange Contracts at 1/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	13,365,000	3/18/16	$9,599,077	$9,438,730	$160,347
SELL	CAD	JPMorgan Chase Bank N.A.	4,645,000	3/18/16	3,398,797	3,315,743	83,054
SELL	CHF	JPMorgan Chase Bank N.A.	31,690,000	3/18/16	32,177,489	30,994,122	1,183,367
SELL	CNY	Goldman Sachs International	3,510,000	3/18/16	533,030	531,952	1,078
SELL	EUR	JPMorgan Chase Bank N.A.	29,805,000	3/18/16	32,719,333	32,325,385	393,948
SELL	GBP	JPMorgan Chase Bank N.A.	22,210,000	3/18/16	33,615,946	31,649,583	1,966,363
SELL	HKD	JPMorgan Chase Bank N.A.	19,825,000	3/18/16	2,558,830	2,548,065	10,765
SELL	NZD	JPMorgan Chase Bank N.A.	67,900,000	3/18/16	45,535,777	43,850,490	1,685,287
SELL	SEK	JPMorgan Chase Bank N.A.	44,320,000	3/18/16	5,227,340	5,170,594	56,746
SELL	SGD	JPMorgan Chase Bank N.A.	1,175,000	3/18/16	831,235	824,017	7,218

							$5,548,173

Liability Derivatives
SELL	JPY	JPMorgan Chase Bank N.A.	4,392,900,000	3/18/16	$36,164,783	$36,324,952	$(160,169)
BUY	MXN	Barclays Bank PLC	233,070,000	3/18/16	13,354,916	12,809,808	(545,108)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	MYR	Goldman Sachs International	57,785,000	3/18/16	$13,379,254	$13,861,820	$(482,566)
BUY	NZD	Goldman Sachs International	36,385,000	3/18/16	23,784,147	23,497,792	(286,355)

							$(1,474,198)

Futures Contracts at 1/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX Index (Long)	EUR	333	$31,191,611	February - 2016	$1,646,345
Canadian S&P/TSX 60 Index (Short)	CAD	28	3,009,265	March - 2016	24,756
DAX Index (Short)	EUR	53	14,062,645	March - 2016	835,577
E-mini S&P MidCap 400 Index (Short)	USD	287	37,734,760	March - 2016	2,549,079
Euro STOXX 50 Index (Long)	EUR	1,194	39,502,275	March - 2016	529,128
FTSE China A50 Index (Short)	USD	1,706	15,055,914	February - 2016	232,767
E-mini Russell 2000 Index (Short)	USD	460	47,444,400	March - 2016	4,338,766
Hang Seng Investment Index (Long)	HKD	283	15,116,493	February - 2016	499,175
S&P 500 Index (Short)	USD	668	322,326,700	March - 2016	17,283,462

					$27,939,055

Interest Rate Futures
Euro-BTP Italian 10 yr Note (Long)	EUR	406	$61,548,383	March - 2016	$829,103

					$28,768,158

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	167	$14,826,078	March - 2016	$(312,137)
CAC 40 Index (Short)	EUR	459	22,019,899	February - 2016	(388,414)
E-mini NASDAQ-100 (Long)	USD	40	3,410,400	March - 2016	(300,010)
FTSE 100 Index (Short)	GBP	1,043	90,434,750	March - 2016	(1,900,654)
Hang Seng Index (Short)	HKD	58	7,328,692	February - 2016	(126,192)
MSCI Singapore Index (Short)	SGD	218	4,504,204	February - 2016	(75,151)
OMX Index (Short)	SEK	644	10,209,746	February - 2016	(40,367)
STOXX Europe 600 Index (Long)	EUR	3,064	25,508,292	March - 2016	(4,548,806)
Topix Index (Long)	JPY	179	21,700,250	March - 2016	(1,595,226)

					$(9,286,957)

Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	359	$46,518,547	March - 2016	$(991,661)
U.S. Ultra Bond (Short)	USD	202	33,569,875	March - 2016	(1,278,842)

					$(2,270,503)

					$(11,557,460)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 1/31/16

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
9/14/21	EUR	4,900,000	Deutsche Bank AG	2.469% (fixed rate)	6-Month EURIBOR	$750,787
8/23/22	GBP	4,500,000	Deutsche Bank AG	1.9925% (fixed rate)	6-Month LIBOR	312,529
1/15/23	GBP	1,700,000	Deutsche Bank AG	2.025% (fixed rate)	6-Month LIBOR	110,118
4/24/23	GBP	1,300,000	Citibank N.A.	1.865% (fixed rate)	6-Month LIBOR	68,197
7/30/23	GBP	6,000,000	JPMorgan Chase Bank N.A.	2.4325% (fixed rate)	6-Month LIBOR	635,619

						$1,877,250

Cleared Swap Agreements at 1/31/16

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/20	USD	347,300,000	Morgan Stanley (a)	1.00% (fixed rate)	(1)	$238,311

Interest Rate Swap Agreements
5/11/25	GBP	7,000,000	Barclays Bank PLC	1.993% (fixed rate)	6-Month LIBOR	$423,133
5/15/25	GBP	19,300,000	Barclays Bank PLC	1.98% (fixed rate)	6-Month LIBOR	1,129,241

						$1,552,374

						$1,790,685

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a BBB+ rated credit default index. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums paid by the fund amounted to $3,627,739.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At January 31, 2016, the fund had cash collateral of $51,364,239 and other liquid securities with an aggregate value of $554,218 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

For further information regarding security characteristics, see the Portfolio of Investments.

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$370,301,206	$—	$—	$370,301,206
United Kingdom	1,160,807	35,312,976	—	36,473,783
Japan	—	28,412,901	—	28,412,901
Switzerland	1,863,579	20,931,967	—	22,795,546
France	—	20,473,474	—	20,473,474
Germany	2,773,489	8,291,367	—	11,064,856
Taiwan	5,670,902	—	—	5,670,902
Canada	5,224,985	—	—	5,224,985
Hong Kong	493,817	4,287,099	—	4,780,916
Other Countries	6,617,867	22,477,767	—	29,095,634
Non-U.S. Sovereign Debt	—	212,280	—	212,280
U.S. Corporate Bonds	—	136,580,024	—	136,580,024
Foreign Bonds	—	12,161,355	—	12,161,355
Mutual Funds	31,420,104	—	—	31,420,104
Total Investments	$425,526,756	$289,141,210	$—	$714,667,966
Short Sales	$(18,274)	$—	$—	$(18,274)

Other Financial Instruments
Futures Contracts - Assets	$25,025,166	$3,742,992	$—	$28,768,158
Futures Contracts - Liabilities	(2,570,513)	(8,986,947)	—	(11,557,460)
Swap Agreements	—	3,667,935	—	3,667,935
Forward Foreign Currency Exchange Contracts	—	4,073,975	—	4,073,975

Of the level 2 investments presented above, equity investments amounting to $102,796,072 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $259,907 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Credit Default Swaps – The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At January 31, 2016, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$744,058,763
Gross unrealized appreciation	26,036,629
Gross unrealized depreciation	(55,427,426)
Net unrealized appreciation (depreciation)	$(29,390,797)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,806,274	211,993,243	(212,379,413)	31,420,104

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,232	$31,420,104

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2016, are as follows:

United States	66.9%
Germany	9.0%
Italy	8.1%
Japan	6.6%
Netherlands	4.6%
Switzerland	3.0%
United Kingdom	1.2%
Sweden	(0.8)%
Australia	(1.3)%
Other Countries	2.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2016

*	Print name and title of each signing officer under his or her signature.